Schedule of Investments (unaudited)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$2,237	$1,865,813
4.75%, 03/30/30 (Call 12/30/29)(a)	4,654	4,518,742
5.38%, 06/15/33 (Call 03/15/33)(a)	1,969	1,947,460
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	4,038	3,455,385
2.60%, 08/01/31 (Call 05/01/31)(a)	4,729	3,971,621
4.20%, 06/01/30 (Call 03/01/30)	4,204	3,981,629
		19,740,650
Aerospace & Defense — 1.5%
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	5,866	4,734,990
3.40%, 04/15/30 (Call 01/15/30)(b)	8,079	7,278,410
5.25%, 03/26/31 (Call 02/26/31)(b)	2,325	2,304,795
5.30%, 03/26/34 (Call 12/26/33)(b)	9,045	8,910,879
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	4,583	3,894,264
3.60%, 05/01/34 (Call 02/01/34)	3,500	2,787,680
3.63%, 02/01/31 (Call 11/01/30)(a)	8,289	7,207,380
5.15%, 05/01/30 (Call 02/01/30)	26,256	25,051,536
6.13%, 02/15/33(a)	2,405	2,397,981
6.39%, 05/01/31 (Call 03/01/31)(b)	2,115	2,139,444
6.53%, 05/01/34 (Call 02/01/34)(b)	14,635	14,838,693
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)	3,310	3,158,059
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)	3,083	2,587,326
3.63%, 04/01/30 (Call 01/01/30)	6,219	5,787,323
General Electric Co., 6.75%, 03/15/32(a)	7,347	8,020,244
HEICO Corp., 5.35%, 08/01/33
(Call 05/01/33)(a)	4,253	4,215,300
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	4,299	3,452,748
2.90%, 12/15/29 (Call 09/15/29)(a)	2,908	2,574,587
5.25%, 06/01/31 (Call 04/01/31)(a)	4,630	4,581,392
5.35%, 06/01/34 (Call 03/01/34)	1,745	1,722,379
5.40%, 07/31/33 (Call 04/30/33)	9,973	9,891,733
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	2,727	2,274,236
3.90%, 06/15/32 (Call 03/15/32)(a)	4,647	4,303,338
4.75%, 02/15/34 (Call 11/15/33)	5,100	4,939,712
5.25%, 01/15/33 (Call 10/15/32)(a)	5,793	5,868,976
Northrop Grumman Corp.
4.40%, 05/01/30 (Call 02/01/30)	4,891	4,704,890
4.70%, 03/15/33 (Call 12/15/32)	5,880	5,655,897
4.90%, 06/01/34 (Call 03/01/34)	3,200	3,088,820
Northrop Grumman Systems Corp., 7.75%,
02/15/31(a)	812	918,327
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,931	4,719,946
2.25%, 07/01/30 (Call 04/01/30)	5,987	5,074,387
2.38%, 03/15/32 (Call 12/15/31)	5,935	4,827,026
5.15%, 02/27/33 (Call 11/27/32)	7,283	7,163,947
6.00%, 03/15/31 (Call 01/15/31)	5,980	6,209,032
6.10%, 03/15/34 (Call 12/15/33)(a)	7,543	7,893,910
7.50%, 09/15/29(a)	2,773	3,063,298
		198,242,885
Security	Par (000)	Value

Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	$10,535	$8,467,135
3.40%, 05/06/30 (Call 02/06/30)	4,896	4,402,211
6.88%, 11/01/33 (Call 08/01/33)(a)	3,000	3,233,371
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	4,609	3,910,162
3.25%, 03/27/30 (Call 12/27/29)	5,851	5,294,766
4.50%, 08/15/33 (Call 05/15/33)(a)	1,900	1,794,106
5.94%, 10/01/32(a)	830	877,462
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)(a)	7,409	6,227,147
3.46%, 09/06/29 (Call 06/06/29)	3,069	2,787,328
4.74%, 03/16/32 (Call 12/16/31)(a)	5,902	5,594,890
4.91%, 04/02/30 (Call 01/02/30)(a)	6,026	5,852,007
5.83%, 02/20/31 (Call 12/20/30)	3,460	3,504,557
6.00%, 02/20/34 (Call 11/20/33)(a)	5,855	5,916,151
6.34%, 08/02/30 (Call 06/02/30)	5,338	5,565,667
6.42%, 08/02/33 (Call 05/02/33)(a)	7,323	7,646,521
7.75%, 10/19/32 (Call 07/19/32)	3,617	4,083,741
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)	6,299	5,359,054
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	3,223	2,609,698
2.13%, 04/23/30 (Call 01/23/30)(b)	4,669	3,969,734
2.13%, 11/10/31 (Call 08/10/31)(a)(b)	6,488	5,271,032
4.00%, 06/22/32 (Call 03/22/32)(a)(b)	4,070	3,745,844
4.75%, 04/24/33 (Call 01/24/33)(a)(b)	3,089	2,981,281
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	3,130	3,118,929
Imperial Brands Finance PLC, 3.88%, 07/26/29
(Call 04/26/29)(b)	1,805	1,673,921
JT International Financial Services BV, 6.88%,
10/24/32 (Call 07/24/32)(a)(b)	3,190	3,497,112
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	4,405	3,565,078
2.10%, 05/01/30 (Call 02/01/30)	4,576	3,854,236
3.38%, 08/15/29 (Call 05/15/29)	1,058	974,569
5.13%, 02/15/30 (Call 12/15/29)(a)	12,466	12,369,354
5.13%, 02/13/31 (Call 12/13/30)	7,050	6,938,436
5.25%, 02/13/34 (Call 11/13/33)(a)	10,510	10,293,942
5.38%, 02/15/33 (Call 11/15/32)	13,233	13,123,807
5.50%, 09/07/30 (Call 07/07/30)(a)	3,845	3,881,944
5.63%, 11/17/29 (Call 09/17/29)	7,516	7,654,531
5.63%, 09/07/33 (Call 06/07/33)	6,140	6,190,872
5.75%, 11/17/32 (Call 08/17/32)	8,913	9,096,528
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(b)	3,415	2,928,147
5.25%, 04/21/32 (Call 01/21/32)(a)(b)	1,805	1,749,622
		190,004,893
Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30
(Call 11/10/29)	4,036	3,462,079

Apparel — 0.3%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	9,368	8,391,451
Ralph Lauren Corp., 2.95%, 06/15/30
(Call 03/15/30)	4,820	4,268,475
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(a)	3,137	2,522,257
7.70%, 11/27/30 (Call 09/27/30)(a)	6,055	6,326,566
7.85%, 11/27/33 (Call 08/27/33)	6,870	7,241,874

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
VF Corp.
2.95%, 04/23/30 (Call 01/23/30)(a)	$4,475	$3,617,143
6.00%, 10/15/33(a)	460	438,265
		32,806,031
Auto Manufacturers — 2.6%
American Honda Finance Corp.
1.80%, 01/13/31(a)	3,523	2,879,038
4.60%, 04/17/30(a)	4,420	4,317,497
4.90%, 01/10/34(a)	3,775	3,657,020
5.85%, 10/04/30(a)	3,104	3,214,963
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(b)	3,347	2,701,851
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	3,265	2,783,516
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	2,700	2,442,274
4.15%, 04/09/30 (Call 01/09/30)(b)	6,172	5,887,318
5.15%, 08/11/33 (Call 05/11/33)(a)(b)	3,328	3,316,492
5.15%, 04/02/34 (Call 01/02/34)(a)(b)	3,890	3,820,209
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	5,543	4,506,405
5.15%, 02/20/34 (Call 11/20/33)(a)	2,220	2,215,588
Daimler Trucks Finance North America LLC
2.50%, 12/14/31(a)(b)	4,865	3,986,565
5.38%, 01/18/34 (Call 10/18/33)(a)(b)	2,345	2,323,833
5.50%, 09/20/33(b)	4,213	4,223,238
Ford Holdings LLC, 9.30%, 03/01/30	775	879,104
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	17,706	14,552,872
6.10%, 08/19/32 (Call 05/19/32)(a)	10,840	10,810,265
7.45%, 07/16/31	6,450	6,921,451
9.63%, 04/22/30 (Call 01/22/30)(a)	2,045	2,369,037
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)(a)	5,585	4,770,959
4.00%, 11/13/30 (Call 08/13/30)	9,715	8,611,422
6.05%, 03/05/31 (Call 01/05/31)(a)	5,400	5,376,463
6.13%, 03/08/34 (Call 12/08/33)	6,735	6,650,766
7.12%, 11/07/33 (Call 08/07/33)(a)	7,835	8,263,303
7.20%, 06/10/30 (Call 04/10/30)(a)	5,273	5,519,746
7.35%, 03/06/30 (Call 01/06/30)	7,015	7,393,805
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)	8,337	8,264,319
5.60%, 10/15/32 (Call 07/15/32)(a)	7,870	7,825,932
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	6,065	4,948,072
2.70%, 06/10/31 (Call 03/10/31)	6,000	4,938,386
3.10%, 01/12/32 (Call 10/12/31)(a)	7,496	6,277,159
3.60%, 06/21/30 (Call 03/21/30)	6,734	6,016,981
5.75%, 02/08/31 (Call 12/08/30)(a)	4,540	4,537,170
5.85%, 04/06/30 (Call 02/06/30)(a)	5,105	5,148,260
5.95%, 04/04/34 (Call 01/04/34)	8,165	8,126,599
6.10%, 01/07/34 (Call 10/07/33)	9,165	9,228,932
6.40%, 01/09/33 (Call 10/09/32)(a)	6,028	6,239,241
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)(a)	5,848	5,103,519
Hyundai Capital America
5.40%, 01/08/31 (Call 11/08/30)(a)(b)	2,975	2,951,880
5.70%, 06/26/30 (Call 04/26/30)(b)	3,069	3,086,203
5.80%, 04/01/30 (Call 02/01/30)(b)	2,955	2,990,160
6.20%, 09/21/30 (Call 07/21/30)(a)(b)	3,133	3,234,164
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,728	3,870,275
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	1,932	1,647,899
Security	Par (000)	Value

Auto Manufacturers (continued)
2.63%, 03/10/30(b)	$3,122	$2,738,291
3.10%, 08/15/29(a)(b)	1,228	1,118,015
5.00%, 01/11/34(a)(b)	3,070	2,985,502
5.05%, 08/03/33(b)	4,630	4,548,580
8.50%, 01/18/31	9,193	10,962,471
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(Call 06/17/30)(a)(b)	14,765	13,621,220
PACCAR Financial Corp., 5.00%, 03/22/34(a)	1,955	1,938,595
Stellantis Finance U.S. Inc.
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	6,307	5,247,024
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	4,378	4,618,014
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	2,993	2,559,768
2.76%, 07/02/29(a)	1,977	1,801,196
5.12%, 07/13/33 (Call 04/13/33)(a)	2,380	2,472,298
Toyota Motor Credit Corp.
1.65%, 01/10/31	3,386	2,729,141
1.90%, 09/12/31(a)	3,177	2,560,141
2.15%, 02/13/30	5,839	5,004,866
2.40%, 01/13/32(a)	2,158	1,788,421
3.38%, 04/01/30(a)	6,154	5,637,833
4.45%, 06/29/29	4,151	4,046,435
4.55%, 05/17/30	4,210	4,099,843
4.70%, 01/12/33(a)	3,233	3,131,994
4.80%, 01/05/34(a)	5,485	5,288,181
5.10%, 03/21/31(a)	4,355	4,342,414
5.55%, 11/20/30(a)	3,170	3,241,261
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	3,271	3,008,477
4.60%, 06/08/29 (Call 04/08/29)(b)	1,421	1,371,439
5.60%, 03/22/34 (Call 12/22/33)(a)(b)	3,555	3,526,085
5.90%, 09/12/33 (Call 06/12/33)(a)(b)	3,555	3,605,109
6.45%, 11/16/30 (Call 09/16/30)(a)(b)	3,355	3,515,160
		340,337,925
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32
(Call 12/01/31)(a)	5,066	4,371,279
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(a)	2,470	2,009,727
3.50%, 05/30/30 (Call 02/28/30)(a)	2,642	2,370,296
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	4,848	4,147,788
5.50%, 03/21/33 (Call 12/21/32)(a)	3,271	3,320,462
		16,219,552
Banks — 23.6%
ABN AMRO Bank NV, 3.32%, 03/13/37
(Call 12/13/31),
(5-year CMT + 1.900%)(a)(b)(c)	4,926	4,036,529
AIB Group PLC, 5.87%, 03/28/35
(Call 03/28/34),
(1-day SOFR +1.910%)(b)(c)	4,740	4,706,747
ANZ New Zealand International Ltd./London,
2.55%, 02/13/30(a)(b)	3,408	2,959,475
ASB Bank Ltd.
2.38%, 10/22/31(a)(b)	2,850	2,314,168
5.28%, 06/17/32 (Call 06/17/27),
(5-year CMT + 2.250%)(a)(b)(c)	2,345	2,304,521
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30),
(5-year CMT + 1.700%)(b)(c)	8,201	6,699,797
6.74%, 12/08/32(a)(b)	7,263	7,708,779

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35 (Call 03/13/34),
(1-year CMT + 1.950%)(c)	$5,593	$5,591,375
7.88%, 11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(c)	4,585	5,049,180
Banco de Chile, 2.99%, 12/09/31
(Call 09/09/31)(b)	980	833,968
Banco de Credito e Inversiones SA, 2.88%, 10/14/31
(Call 07/14/31)(a)(b)	1,430	1,203,609
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(b)	6,965	5,351,336
Banco Santander Chile, 3.18%, 10/26/31
(Call 07/28/31)(a)(b)	1,580	1,361,374
Banco Santander SA
2.75%, 12/03/30(a)	8,895	7,417,527
2.96%, 03/25/31(a)	4,926	4,209,686
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(c)	5,594	4,667,264
3.49%, 05/28/30	5,617	5,011,893
6.35%, 03/14/34(a)	6,000	6,044,070
6.92%, 08/08/33	11,585	12,186,274
6.94%, 11/07/33	10,895	11,857,811
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31),
(5-year CMT + 2.150%)(a)(b)(c)	5,125	4,271,596
5.50%, 09/21/33 (Call 06/21/33)(a)(b)	3,535	3,520,518
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(c)	16,399	13,390,617
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(c)	15,152	12,288,617
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(c)	22,360	18,196,627
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(c)	12,023	9,618,347
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(c)	20,882	17,913,173
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(c)	18,965	15,644,873
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(c)	17,571	15,071,370
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(c)	26,433	22,215,167
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	11,079	9,789,912
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(c)	22,353	18,838,539
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(c)	14,647	13,210,540
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(c)	14,528	12,747,568
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	23,759	22,312,895
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(c)	28,862	28,120,837
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(a)(c)	29,113	28,661,039
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(a)(c)	29,470	29,276,357
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(c)	22,120	22,618,583
Security	Par (000)	Value

Banks (continued)
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	$11,820	$9,934,150
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(c)	7,152	5,769,545
5.51%, 06/04/31 (Call 04/04/31)	4,800	4,819,734
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	2,078	1,676,932
1.80%, 07/28/31 (Call 04/28/31)	2,836	2,282,615
2.50%, 01/26/32 (Call 10/26/31)(a)	2,694	2,238,842
3.30%, 08/23/29 (Call 05/23/29)(a)	4,174	3,800,854
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(a)(c)	4,380	4,096,762
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(c)	2,700	2,625,644
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.512%)(c)	4,293	4,098,925
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(c)	5,821	5,661,129
5.19%, 03/14/35 (Call 03/14/34), (1-day SOFR +1.418%)(a)(c)	7,335	7,205,436
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(c)	8,667	8,939,414
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(c)	6,439	6,934,838
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,245	1,044,412
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,790	3,087,564
2.45%, 02/02/32	5,026	4,120,648
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(c)	7,270	6,520,137
4.85%, 02/01/30(a)	7,180	7,039,626
5.65%, 02/01/34(a)	5,610	5,686,711
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	1,598	1,439,674
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(c)	5,707	4,810,301
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(a)(c)	5,573	4,619,822
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(c)	7,238	5,973,959
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(c)	5,803	4,990,067
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)(c)	8,271	7,982,331
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(c)	5,827	5,819,267
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(c)	12,213	12,500,983
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)(c)	9,410	9,987,249
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)(c)	9,320	9,867,096
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(c)	12,749	14,018,328
BNP Paribas SA
2.59%, 08/12/35 (Call 08/12/30), (5-year CMT + 2.050%)(a)(b)(c)	7,870	6,443,525
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(b)(c)	13,422	11,289,551

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(b)(c)	$7,075	$6,195,087
3.13%, 01/20/33 (Call 01/20/32), (1-day SOFR + 1.561%)(a)(b)(c)	7,883	6,657,713
5.50%, 05/20/30 (Call 05/20/29), (1-day SOFR + 1.590%)(b)(c)	2,000	1,991,371
5.74%, 02/20/35 (Call 02/20/34), (1-day SOFR + 1.880%)(b)(c)	11,045	11,012,663
5.89%, 12/05/34 (Call 12/05/33), (1-day SOFR + 1.866%)(b)(c)	13,070	13,448,429
BPCE SA
2.28%, 01/20/32 (Call 01/20/31), (1-day SOFR + 1.312%)(a)(b)(c)	6,877	5,560,907
2.70%, 10/01/29(a)(b)	4,590	4,019,234
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(b)(c)	5,611	4,615,005
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(b)(c)	1,900	1,581,367
5.75%, 07/19/33 (Call 07/19/32), (1-day SOFR + 2.865%)(a)(b)(c)	5,388	5,342,418
5.94%, 05/30/35 (Call 05/30/34), (1-day SOFR + 1.850%)(a)(b)(c)	2,365	2,364,477
6.51%, 01/18/35 (Call 01/18/34), (1-year CMT + 2.791%)(b)(c)	6,330	6,423,069
7.00%, 10/19/34 (Call 10/19/33), (1-day SOFR + 2.590%)(a)(b)(c)	9,008	9,703,767
CaixaBank SA, 6.84%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.770%)(b)(c)	3,475	3,685,061
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)	5,888	5,196,016
6.09%, 10/03/33 (Call 07/03/33)	7,925	8,185,475
Citibank NA, 5.57%, 04/30/34 (Call 03/30/34)	6,515	6,605,766
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(c)	10,683	8,760,839
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	17,947	14,920,781
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(c)	20,830	17,772,191
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(c)	13,659	11,826,040
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(c)	13,355	11,835,663
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(c)	19,240	16,244,909
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	18,405	16,355,248
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)(c)	23,739	22,541,784
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(c)	14,823	14,214,742
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(c)	14,859	14,706,108
5.88%, 02/22/33(a)	3,076	3,150,543
6.00%, 10/31/33(a)	4,135	4,258,781
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(c)	18,748	19,039,719
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)(c)	16,460	17,257,454
6.63%, 06/15/32	6,199	6,599,477
Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	$1,687	$1,422,834
2.64%, 09/30/32 (Call 07/02/32)	1,970	1,499,615
3.25%, 04/30/30 (Call 01/30/30)(a)	4,071	3,555,529
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(c)	2,210	2,041,694
6.65%, 04/25/35 (Call 04/25/34), (1-day SOFR +2.325%)(c)	4,865	4,991,507
Comerica Bank, 5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(c)	2,073	1,844,039
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,113	3,342,304
2.69%, 03/11/31(a)(b)	8,550	7,053,440
3.61%, 09/12/34 (Call 09/12/29), (5-year CMT + 2.050%)(b)(c)	6,505	5,837,382
3.78%, 03/14/32(b)	6,895	6,019,367
5.84%, 03/13/34(a)(b)	5,925	5,919,367
Cooperatieve Rabobank UA, 3.76%, 04/06/33 (Call 04/06/32), (1-year CMT + 1.420%)(b)(c)	5,608	4,967,387
Credit Agricole SA
3.25%, 01/14/30(a)(b)	6,567	5,802,623
5.37%, 03/11/34(b)	5,425	5,367,455
5.51%, 07/05/33(a)(b)	5,735	5,804,368
6.25%, 01/10/35 (Call 01/10/34), (1-day SOFR + 2.670%)(b)(c)	9,475	9,591,730
Deutsche Bank AG/New York
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(c)	5,390	4,520,177
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(c)	8,565	7,533,696
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(c)	7,305	6,155,315
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)(c)	7,190	5,945,976
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)(c)	2,700	2,642,401
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(c)	8,605	8,839,905
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)	2,573	2,191,707
Fifth Third Bancorp
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)(c)	3,378	3,073,619
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(c)	5,435	5,224,179
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(c)	4,310	4,271,165
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	2,144	2,035,721
Goldman Sachs Capital I, 6.35%, 02/15/34	1,545	1,594,672
Goldman Sachs Group Inc. (The) 1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)(c)	15,756	12,715,723
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	25,289	20,641,904
2.60%, 02/07/30 (Call 11/07/29)	13,516	11,771,835
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	22,914	19,124,734
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(c)	19,290	15,977,234
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(c)	25,213	21,398,467

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.80%, 03/15/30 (Call 12/15/29)	$16,519	$15,340,604
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR + 1.552%)(a)(c)	17,800	18,178,657
6.13%, 02/15/33	6,139	6,480,164
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)(c)	8,170	8,761,379
HBOS PLC, 6.00%, 11/01/33(b)	435	420,458
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3-mo. LIBOR US + 4.980%)(b)(c)(d)	4,645	5,618,991
HSBC Holdings PLC
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(c)	9,306	7,727,363
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(c)	17,735	14,861,194
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(c)	8,830	7,591,577
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)(c)	10,512	8,753,917
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(c)	4,877	4,540,549
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(a)(c)	11,798	10,908,685
4.95%, 03/31/30	15,743	15,415,283
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(c)	14,942	14,755,460
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(a)(c)	7,645	7,688,719
5.73%, 05/17/32 (Call 05/17/31), (1-day SOFR + 1.520%)(c)	10,165	10,195,553
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(c)	13,381	13,933,415
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(a)(c)	11,820	12,227,765
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(c)	11,800	12,818,661
7.63%, 05/17/32(a)	1,595	1,779,109
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(c)	11,912	13,503,670
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(c)	2,866	2,164,692
2.55%, 02/04/30 (Call 11/04/29)	3,992	3,386,584
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(c)	2,513	2,372,576
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(c)	5,335	5,241,402
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)	4,920	4,921,537
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(c)	4,012	3,379,444
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(c)	5,620	5,195,408
5.55%, 03/19/35 (Call 03/19/34), (1-day SOFR + 1.770%)(a)(c)	6,295	6,232,942
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(c)	7,840	8,085,058
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(a)(b)	1,020	905,421
Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA
6.63%, 06/20/33(b)	$7,560	$7,818,566
7.20%, 11/28/33(b)	9,100	9,785,330
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(b)(c)	7,353	8,175,362
Series NR, 4.00%, 09/23/29(b)	50	45,908
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(c)	8,541	6,889,702
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)(c)	17,785	14,396,479
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(c)	16,999	14,602,815
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(c)	18,043	14,914,194
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)(c)	20,857	17,506,964
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(c)	22,085	19,426,270
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(c)	17,878	15,554,802
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(c)	20,801	17,624,050
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)(c)	18,102	17,384,264
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(c)	12,246	11,842,857
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	14,481	13,707,474
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(c)	26,582	25,760,904
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(c)	17,391	17,195,424
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(c)	26,235	26,024,937
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)(c)	20,656	20,891,706
5.77%, 04/22/35 (Call 04/22/34), (1-day SOFR +1.490%)(c)	15,235	15,563,546
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(c)	17,410	18,371,400
8.75%, 09/01/30	2,755	3,216,249
KBC Group NV, 6.32%, 09/21/34 (Call 09/21/33), (1-year CMT + 2.050%)(a)(b)(c)	5,835	6,034,027
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	5,798	5,320,222
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	4,295	3,800,533
KeyCorp
2.55%, 10/01/29(a)	4,165	3,514,837
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)(c)	4,398	4,005,037
6.40%, 03/06/35 (Call 03/06/34), (1-day SOFR + 2.420%)(c)	2,545	2,562,063
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(a)(b)	5,305	5,085,847
Kookmin Bank, 2.50%, 11/04/30(b)	980	811,393
Lloyds Banking Group PLC
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(c)	7,225	6,917,856
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(a)(c)	11,710	11,669,495

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(c)	$5,905	$6,609,104
M&T Bank Corp.
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(c)	6,293	5,790,178
6.08%, 03/13/32 (Call 03/13/31), (1-day SOFR +2.260%)(c)	985	976,965
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(b)(c)	4,893	4,062,377
3.62%, 06/03/30(a)(b)	4,083	3,626,326
6.80%, 01/18/33(a)(b)	5,713	6,002,366
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(a)(b)(c)	5,895	4,854,874
2.87%, 01/14/33 (Call 01/14/32), (1-day SOFR + 1.532%)(b)(c)	7,103	5,839,898
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(a)(b)(c)	3,525	3,238,280
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(a)(b)(c)	4,835	4,773,914
5.89%, 06/15/34 (Call 06/15/33), (1-day SOFR + 2.380%)(a)(b)(c)	4,795	4,834,156
6.26%, 12/07/34 (Call 12/07/33), (1-day SOFR + 2.303%)(a)(b)(c)	6,255	6,463,406
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,979	5,792,465
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(c)	10,345	8,482,409
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(c)	4,332	3,571,664
2.56%, 02/25/30(a)	6,704	5,801,273
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(c)	5,755	4,846,321
3.20%, 07/18/29	5,717	5,188,692
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(a)(c)	3,975	3,707,191
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(c)	8,743	8,596,239
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(c)	5,791	5,820,423
5.43%, 04/17/35 (Call 04/17/34), (1-year CMT + 1.000%)(c)	10,170	10,117,674
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)(c)	7,158	7,210,360
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(c)	4,360	4,387,845
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)(c)	2,825	2,837,980
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(c)	4,645	3,774,351
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(c)	3,401	2,743,279
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(c)	5,754	4,766,297
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(c)	3,230	2,615,954
2.56%, 09/13/31	6,103	4,963,967
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)(c)	2,703	2,303,143
Security	Par (000)	Value

Banks (continued)
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(c)	$2,774	$2,442,516
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(c)	4,227	3,791,388
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(c)	3,300	2,987,263
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(c)	2,825	2,813,907
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(c)	4,165	4,145,850
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(c)	4,058	4,090,531
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)(c)	3,950	3,998,742
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)(c)	5,508	5,584,691
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(c)	6,705	6,808,467
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(c)	17,171	13,672,284
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(c)	15,210	12,151,746
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	22,843	18,523,945
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(c)	18,355	14,472,038
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(c)	15,572	12,788,254
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(c)	19,952	17,364,104
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	14,942	12,584,244
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	12,174	11,112,369
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(c)	11,818	11,324,115
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(c)	18,998	18,567,063
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(c)	11,820	11,303,828
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(c)	15,100	14,943,564
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(c)	18,585	18,451,433
5.83%, 04/19/35 (Call 04/19/34), (1-day SOFR +1.580%)(c)	10,815	11,031,030
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(c)	8,715	8,627,848
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(c)	11,655	11,571,066
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)(c)	17,580	18,587,345
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(c)	12,380	13,313,002
7.25%, 04/01/32	6,119	6,915,522
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,450	6,926,706
2.99%, 05/21/31(b)	6,955	5,831,210
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.7000%)(b)(c)	6,405	5,373,082

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(b)(c)	$8,178	$7,489,429
4.95%, 01/10/34(a)(b)	4,655	4,566,926
6.43%, 01/12/33(b)	7,258	7,561,603
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(c)	3,872	3,246,809
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(c)	7,127	6,781,387
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(a)(c)	9,835	9,841,565
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(c)	5,883	6,014,376
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	8,090	6,421,679
5.07%, 09/14/32(a)(b)	1,485	1,437,584
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	5,940	5,012,344
3.15%, 05/03/29 (Call 02/03/29)	390	358,679
6.13%, 11/02/32 (Call 08/02/32)(a)	5,873	6,093,172
PNC Bank NA, 2.70%, 10/22/29	3,988	3,470,749
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(c)	5,480	4,514,205
2.55%, 01/22/30 (Call 10/24/29)	11,354	9,870,123
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(c)	5,273	4,890,259
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(c)	9,303	8,931,052
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(c)	9,165	9,165,349
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)(c)	5,131	5,225,902
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)(c)	9,188	9,428,815
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(c)	13,580	14,718,118
Royal Bank of Canada
2.30%, 11/03/31(a)	8,797	7,244,382
3.88%, 05/04/32	5,703	5,196,627
5.00%, 02/01/33(a)	11,306	11,087,519
5.00%, 05/02/33(a)	6,001	5,910,771
5.15%, 02/01/34(a)	8,187	8,072,382
Santander Holdings USA Inc.
6.34%, 05/31/35 (Call 05/31/34), (1-day SOFR + 2.138%)(c)	1,945	1,947,166
7.66%, 11/09/31 (Call 11/09/30), (1-day SOFR + 3.280%)(c)	3,301	3,567,590
Santander U.K. Group Holdings PLC, 2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(c)	2,525	2,114,905
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(b)	835	764,336
5.75%, 04/15/34(b)	2,140	2,119,906
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(b)(c)	7,164	5,892,130
3.00%, 01/22/30(b)	6,692	5,791,887
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(b)(c)	5,611	4,691,708
Security	Par (000)	Value

Banks (continued)
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(b)(c)	$1,690	$1,433,684
6.07%, 01/19/35 (Call 01/19/34), (1-year CMT + 2.100%)(b)(c)	8,150	8,150,630
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(a)(b)(c)	7,678	7,671,411
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(b)(c)	8,700	9,086,854
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,995	2,160,321
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(b)(c)	7,195	5,875,002
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(b)(c)	6,420	5,400,318
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(b)(c)	4,660	3,926,101
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)(c)	4,371	4,104,675
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)(c)	11,198	10,625,521
5.91%, 05/14/35 (Call 05/14/34), (1-year CMT + 1.450%)(b)(c)	6,850	6,842,284
6.10%, 01/11/35 (Call 01/11/34), (1-year CMT + 2.100%)(a)(b)(c)	9,590	9,788,321
6.30%, 07/06/34 (Call 07/06/33), (1-year CMT + 2.580%)(a)(b)(c)	6,508	6,744,019
State Street Corp.
2.20%, 03/03/31	4,679	3,882,515
2.40%, 01/24/30(a)	5,061	4,434,894
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(c)	3,018	2,514,562
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(c)	3,292	2,886,653
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(c)	2,552	2,293,046
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(c)	4,356	4,008,962
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(c)	2,760	2,607,379
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(c)	5,194	4,994,092
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(c)	6,610	6,504,122
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(c)	3,685	3,810,850
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	3,020	2,409,801
2.13%, 07/08/30(a)	8,606	7,162,239
2.14%, 09/23/30(a)	4,696	3,891,812
2.22%, 09/17/31(a)	5,480	4,444,793
2.72%, 09/27/29(a)	2,527	2,225,846
2.75%, 01/15/30(a)	7,966	6,951,357
3.04%, 07/16/29	12,548	11,269,351
3.20%, 09/17/29(a)	2,649	2,385,504
5.71%, 01/13/30	8,005	8,138,337
5.77%, 01/13/33(a)	11,495	11,800,807
5.78%, 07/13/33	4,560	4,682,052
5.81%, 09/14/33(a)	9,575	9,893,608
5.85%, 07/13/30	3,750	3,842,756
Sumitomo Mitsui Trust Bank Ltd., 5.35%, 03/07/34(a)(b)	3,235	3,233,322

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	$6,861	$5,536,471
2.45%, 01/12/32	4,862	3,981,886
3.20%, 03/10/32	10,258	8,845,157
4.46%, 06/08/32(a)	12,758	11,993,817
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	6,936	5,734,460
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	3,956	3,249,460
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)(c)	5,880	5,430,941
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(c)	9,170	8,733,183
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(a)(c)	12,200	12,122,401
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)(c)	10,658	10,692,916
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(c)	4,443	4,535,941
U.S. Bancorp
1.38%, 07/22/30 (Call 04/22/30)(a)	6,848	5,478,285
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(c)	7,470	5,839,366
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(c)	4,771	3,914,528
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(c)	11,937	11,246,681
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(c)	7,800	7,295,059
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(a)(c)	12,252	12,233,790
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(a)(c)	10,571	10,656,586
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(c)	9,003	9,105,307
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(b)(c)	11,624	9,343,394
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(a)(b)(c)	9,730	7,952,169
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(b)(c)	18,761	15,987,053
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(b)(c)	8,629	7,696,846
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(a)(b)(c)	17,220	16,007,185
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(b)(c)	9,638	9,212,424
5.70%, 02/08/35 (Call 02/08/34), (1-year CMT + 1.770%)(b)(c)	13,585	13,566,203
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(b)(c)	13,595	13,836,754
6.30%, 09/22/34 (Call 09/22/33), (1-year CMT + 2.000%)(b)(c)	10,870	11,349,056
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(b)(c)	18,140	19,105,245
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(b)(c)	12,223	14,811,161
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(a)(b)(c)	5,561	4,697,039
Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(c)	$19,089	$16,428,173
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	21,913	19,305,231
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(c)	23,088	19,909,374
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(c)	14,947	14,233,895
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(c)	25,668	24,562,427
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(c)	22,470	22,114,731
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)(c)	18,365	18,205,906
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(c)	25,731	25,615,839
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(c)	19,670	20,921,452
Series B, 7.95%, 11/15/29	1,114	1,230,861
Westpac Banking Corp.
2.15%, 06/03/31	6,651	5,510,266
2.65%, 01/16/30(a)	4,155	3,685,050
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(c)	8,395	6,882,939
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(c)	6,843	5,596,343
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(c)	6,898	6,340,493
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)(c)	5,408	5,275,986
6.82%, 11/17/33	4,990	5,337,221
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)(a)	2,095	1,737,791
		3,150,449,055
Beverages — 1.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	10,278	9,492,340
4.90%, 01/23/31 (Call 10/23/30)(a)	4,638	4,629,750
5.00%, 06/15/34 (Call 03/15/34)	3,455	3,395,934
6.63%, 08/15/33(a)	1,125	1,228,251
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33 (Call 03/15/33)(b)	5,353	5,199,291
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	4,870	3,822,950
Brown-Forman Corp., 4.75%, 04/15/33 (Call 01/15/33)	4,150	4,040,645
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(b)	1,445	1,247,856
Coca-Cola Co. (The)
1.38%, 03/15/31	7,649	6,099,769
1.65%, 06/01/30(a)	8,817	7,321,487
2.00%, 03/05/31	4,532	3,776,303
2.13%, 09/06/29	5,879	5,155,526
2.25%, 01/05/32(a)	11,996	10,015,528
3.45%, 03/25/30	7,308	6,778,247
5.00%, 05/13/34 (Call 02/13/34)	5,350	5,332,062
Coca-Cola Consolidated Inc., 5.45%, 06/01/34 (Call 03/01/34)(a)	2,825	2,840,480

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	$2,595	$1,989,343
2.75%, 01/22/30 (Call 10/22/29)	6,534	5,751,825
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	6,645	5,424,016
2.88%, 05/01/30 (Call 02/01/30)	3,702	3,236,348
3.15%, 08/01/29 (Call 05/01/29)	4,651	4,200,742
4.75%, 05/09/32 (Call 02/09/32)(a)	4,698	4,496,894
4.90%, 05/01/33 (Call 02/01/33)	4,833	4,645,793
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	6,266	5,297,089
2.13%, 04/29/32 (Call 01/29/32)	5,025	4,052,177
2.38%, 10/24/29 (Call 07/24/29)	5,852	5,140,294
5.50%, 01/24/33 (Call 10/24/32)(a)	4,750	4,849,411
5.63%, 10/05/33 (Call 07/05/33)(a)	5,420	5,601,538
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(a)(b)	3,302	2,615,427
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	3,087	2,556,229
3.20%, 05/01/30 (Call 02/01/30)(a)	4,651	4,174,524
4.05%, 04/15/32 (Call 01/15/32)	5,305	4,897,080
5.30%, 03/15/34 (Call 12/15/33)	3,620	3,591,537
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	3,090	3,066,399
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	4,779	3,818,805
1.63%, 05/01/30 (Call 02/01/30)	6,551	5,452,363
1.95%, 10/21/31 (Call 07/21/31)	7,712	6,304,580
2.63%, 07/29/29 (Call 04/29/29)(a)	3,461	3,118,048
2.75%, 03/19/30 (Call 12/19/29)	9,841	8,753,117
3.90%, 07/18/32 (Call 04/18/32)	7,545	6,999,925
4.45%, 02/15/33 (Call 11/15/32)(a)	5,968	5,906,130
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34 (Call 11/16/33)	2,800	2,710,846
Pernod Ricard International Finance LLC, 1.63%, 04/01/31 (Call 01/01/30)(b)	5,724	4,537,906
		203,564,805
Biotechnology — 0.9%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)(a)	6,051	4,834,086
2.30%, 02/25/31 (Call 11/25/30)	7,748	6,481,279
2.45%, 02/21/30 (Call 11/21/29)(a)	7,629	6,612,337
3.35%, 02/22/32 (Call 11/22/31)	6,085	5,364,873
4.05%, 08/18/29 (Call 06/18/29)	4,047	3,850,673
4.20%, 03/01/33 (Call 12/01/32)	4,579	4,221,123
5.25%, 03/02/30 (Call 01/02/30)	17,580	17,625,913
5.25%, 03/02/33 (Call 12/02/32)	24,735	24,546,885
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	8,947	7,532,632
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	5,090	4,485,071
CSL Finance PLC
4.25%, 04/27/32 (Call 01/27/32)(b)	6,200	5,803,102
5.11%, 04/03/34 (Call 01/03/34)(a)(b)	3,220	3,155,600
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	5,930	4,836,310
5.25%, 10/15/33 (Call 07/15/33)(a)	4,506	4,509,599
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)(a)	3,184	2,603,478
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	7,867	6,410,952
Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)(a)	$3,880	$3,095,785
2.20%, 09/02/30 (Call 06/02/30)	6,407	5,300,073
		121,269,771
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	4,889	4,184,501
2.72%, 02/15/30 (Call 11/15/29)	12,192	10,702,409
5.90%, 03/15/34 (Call 12/15/33)	3,310	3,438,446
Cemex SAB de CV
5.20%, 09/17/30 (Call 09/17/25)(b)	50	47,858
5.45%, 11/19/29 (Call 11/19/24)(b)	40	39,039
CRH America Finance Inc., 5.40%, 05/21/34 (Call 02/21/34)	4,515	4,467,385
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	4,543	3,787,720
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	4,505	4,057,897
4.00%, 03/25/32 (Call 12/25/31)(a)	2,695	2,431,648
5.88%, 06/01/33 (Call 03/01/33)	3,706	3,732,999
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	275	233,360
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	7,474	6,125,354
2.00%, 09/16/31 (Call 06/16/31)(a)	2,777	2,232,779
4.90%, 12/01/32 (Call 09/01/32)(a)	2,405	2,342,141
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	5,617	4,640,344
Series CB, 2.50%, 03/15/30 (Call 12/15/29)(a)	3,297	2,846,221
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	1,996	1,625,839
2.00%, 02/15/31 (Call 11/15/30)(a)	3,699	3,006,079
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	2,257	2,062,488
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)(a)	2,215	2,059,875
3.95%, 08/15/29 (Call 05/15/29)(a)	2,500	2,351,798
5.70%, 06/15/34 (Call 03/15/34)	2,615	2,632,321
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)(a)	4,020	4,027,941
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(b)	2,360	1,979,784
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)(a)	4,824	4,376,574
		79,432,800
Chemicals — 1.4%
Air Liquide Finance SA, 2.25%, 09/10/29 (Call 06/10/29)(b)	3,103	2,722,818
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	6,037	5,133,786
4.75%, 02/08/31 (Call 12/08/30)	4,680	4,609,984
4.80%, 03/03/33 (Call 12/03/32)(a)	3,956	3,866,263
4.85%, 02/08/34 (Call 11/08/33)(a)	6,905	6,729,444
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(a)	3,945	3,793,629
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(a)(b)	4,010	3,359,213
4.25%, 09/18/29 (Call 06/18/29)(b)	565	517,340

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Bayport Polymers LLC, 5.14%, 04/14/32 (Call 01/14/32)(a)(b)	$1,295	$1,194,625
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)(a)	2,690	2,636,276
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)	1,465	1,503,819
6.38%, 07/15/32 (Call 04/15/32)	6,250	6,423,365
6.55%, 11/15/30 (Call 09/15/30)	6,515	6,801,294
6.70%, 11/15/33 (Call 08/15/33)(a)	6,110	6,427,552
CF Industries Inc., 5.15%, 03/15/34	2,100	2,008,690
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	5,681	4,765,256
5.15%, 02/15/34 (Call 11/15/33)(a)	3,350	3,286,780
6.30%, 03/15/33 (Call 12/15/32)(a)	3,843	4,068,586
7.38%, 11/01/29	5,121	5,625,134
Eastman Chemical Co.
5.63%, 02/20/34 (Call 11/20/33)	3,410	3,390,664
5.75%, 03/08/33 (Call 12/08/32)(a)	3,253	3,278,092
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	4,593	3,640,490
2.13%, 02/01/32 (Call 11/01/31)(a)	4,455	3,646,414
4.80%, 03/24/30 (Call 12/24/29)	4,700	4,655,782
EIDP Inc.
2.30%, 07/15/30 (Call 04/15/30)(a)	3,647	3,116,841
4.80%, 05/15/33 (Call 02/15/33)	1,430	1,383,181
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)(a)	3,493	3,140,181
5.65%, 05/18/33 (Call 02/18/33)(a)	3,267	3,211,697
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	4,405	3,712,640
4.40%, 03/30/32 (Call 09/30/31)(b)	150	137,015
Huntsman International LLC, 2.95%, 06/15/31 (Call 03/15/31)	2,919	2,395,612
International Flavors & Fragrances Inc., 2.30%, 11/01/30 (Call 08/01/30)(a)(b)	7,748	6,416,206
LG Chem Ltd., 2.38%, 07/07/31(b)	3,180	2,612,623
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	4,983	3,989,813
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	3,819	3,215,284
5.50%, 03/01/34 (Call 12/01/33)	4,605	4,549,327
5.63%, 05/15/33 (Call 02/15/33)(a)	3,771	3,828,658
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,180	3,173,188
Mosaic Co. (The), 5.45%, 11/15/33 (Call 05/15/33)	80	78,999
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)(a)	2,668	2,212,991
Nutrien Ltd., 2.95%, 05/13/30 (Call 02/13/30)	3,616	3,189,237
OCI NV, 6.70%, 03/16/33 (Call 12/16/32)(a)(b)	3,732	3,689,522
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(a)(b)	3,160	2,573,465
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)	2,054	1,771,337
2.80%, 08/15/29 (Call 05/15/29)(a)	1,169	1,042,182
Rohm & Haas Co., 7.85%, 07/15/29(a)	198	217,906
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	2,401	1,998,528
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	3,548	2,862,515
2.30%, 05/15/30 (Call 02/15/30)	3,462	2,949,171
2.95%, 08/15/29 (Call 05/15/29)	4,938	4,424,735
Sociedad Quimica y Minera de Chile SA, 6.50%, 11/07/33 (Call 08/07/33)(b)	2,205	2,271,170
Security	Par (000)	Value

Chemicals (continued)
Solvay Finance America LLC, 5.85%, 06/04/34 (Call 03/04/34)(b)	$2,000	$2,005,242
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	2,458	2,201,945
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(a)(b)	4,712	4,095,687
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	3,830	4,163,132
		180,715,326
Coal — 0.0%
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	2,842	2,617,669

Commercial Services — 1.5%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,312	1,090,826
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	2,045	1,579,816
3.83%, 02/02/32 (Call 08/02/31)(b)	200	158,278
4.38%, 07/03/29(b)	3,095	2,711,795
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	4,360	3,508,414
4.25%, 11/01/29 (Call 11/01/24)(b)	3,995	3,710,558
5.50%, 08/11/32 (Call 05/11/32)(b)	4,554	4,445,842
5.55%, 05/30/33 (Call 02/28/33)(b)	3,540	3,449,960
5.80%, 04/15/34 (Call 01/15/34)(a)(b)	5,200	5,164,696
5.95%, 10/15/33 (Call 07/15/33)(b)	4,595	4,601,658
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	6,543	5,250,221
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	4,325	3,921,471
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	3,330	3,104,037
CK Hutchison International 23 Ltd., 4.88%, 04/21/33 (Call 01/21/33)(a)(b)	6,835	6,581,268
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	6,362	5,391,953
DP World Crescent Ltd., 3.75%, 01/30/30 (Call 10/30/29)(a)(b)	3,885	3,565,371
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	1,292	1,094,137
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	6,445	5,267,501
3.10%, 05/15/30 (Call 02/15/30)	3,895	3,458,595
ERAC USA Finance LLC, 4.90%, 05/01/33 (Call 02/01/33)(a)(b)	6,563	6,356,338
Experian Finance PLC, 2.75%, 03/08/30 (Call 12/08/29)(b)	3,961	3,490,015
Gartner Inc.
3.63%, 06/15/29 (Call 07/01/24)(a)(b)	88	79,522
3.75%, 10/01/30 (Call 10/01/25)(b)	3,015	2,660,272
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)(a)	6,999	6,060,939
2.90%, 11/15/31 (Call 08/15/31)	4,731	3,937,621
3.20%, 08/15/29 (Call 05/15/29)	4,703	4,196,002
5.40%, 08/15/32 (Call 05/15/32)(a)	4,493	4,405,302
GXO Logistics Inc.
2.65%, 07/15/31 (Call 04/15/31)(a)	2,469	1,978,699
6.50%, 05/06/34 (Call 02/06/34)	2,105	2,140,919
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)(a)	1,380	1,363,211

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	$4,151	$3,351,263
4.25%, 08/08/32 (Call 05/08/32)(a)	3,195	2,990,115
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	6,508	5,571,021
2.85%, 10/01/29 (Call 07/01/29)(a)	9,085	8,158,680
4.40%, 06/01/32 (Call 03/01/32)(a)	6,093	5,791,916
5.15%, 06/01/34 (Call 03/01/34)	3,550	3,491,710
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)(a)	1,709	1,382,042
2.90%, 10/01/30 (Call 07/01/30)	4,626	4,034,750
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	4,786	4,255,730
4.75%, 05/20/32 (Call 02/20/32)(a)	3,258	3,162,489
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	4,230	3,391,516
2.50%, 12/01/29 (Call 09/01/29)(a)	3,410	2,994,949
2.90%, 03/01/32 (Call 12/01/31)	8,320	7,154,778
5.25%, 09/15/33 (Call 06/15/33)(a)(b)	4,235	4,265,982
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	4,393	3,701,110
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31 (Call 12/16/30)(a)(b)	5,506	4,575,238
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(a)(b)	4,287	3,544,221
Triton Container International Ltd./TAL
International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	2,840	2,292,793
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	9,670	9,622,517
Verisk Analytics Inc.
5.25%, 06/05/34 (Call 03/05/34)	2,215	2,167,175
5.75%, 04/01/33 (Call 01/01/33)	2,775	2,830,149
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,966	1,632,534
		195,087,915
Computers — 1.4%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	4,438	3,732,782
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)(a)	7,491	6,087,992
1.65%, 05/11/30 (Call 02/11/30)	10,437	8,733,949
1.65%, 02/08/31 (Call 11/08/30)	16,527	13,590,727
1.70%, 08/05/31 (Call 05/05/31)(a)	6,226	5,056,699
2.20%, 09/11/29 (Call 06/11/29)(a)	10,239	9,028,930
3.25%, 08/08/29 (Call 06/08/29)	5,385	5,009,160
3.35%, 08/08/32 (Call 05/08/32)(a)	8,945	8,058,848
4.15%, 05/10/30 (Call 03/10/30)(a)	3,203	3,127,100
4.30%, 05/10/33 (Call 02/10/33)(a)	5,898	5,782,822
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)(a)	3,173	3,257,018
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)(a)	2,642	2,089,030
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	10,320	10,337,796
5.40%, 04/15/34 (Call 01/15/34)(a)	3,880	3,824,847
5.75%, 02/01/33 (Call 11/01/32)(a)	5,998	6,141,255
6.20%,07/15/30(Call04/15/30)(a)	4,496	4,703,262
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	3,750	3,074,585
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	6,235	5,238,579
3.40%, 06/17/30 (Call 03/17/30)	1,525	1,380,655
Security	Par (000)	Value

Computers (continued)
4.20%, 04/15/32 (Call 01/15/32)	$4,055	$3,749,100
5.50%, 01/15/33 (Call 10/15/32)(a)	6,633	6,634,816
IBM International Capital Pte Ltd.
4.75%, 02/05/31 (Call 12/05/30)(a)	3,515	3,419,531
4.90%, 02/05/34 (Call 11/05/33)(a)	5,040	4,857,980
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	8,291	6,940,574
2.72%, 02/09/32 (Call 11/09/31)(a)	2,560	2,183,843
4.40%, 07/27/32 (Call 04/27/32)(a)	4,428	4,181,537
4.75%, 02/06/33 (Call 11/06/32)(a)	4,460	4,323,715
5.88%, 11/29/32	3,505	3,669,809
Kyndryl Holdings Inc.
3.15%, 10/15/31 (Call 07/15/31)(a)	4,221	3,544,816
6.35%, 02/20/34 (Call 11/20/33)(a)	2,460	2,529,985
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,440	3,640,950
4.38%, 05/15/30 (Call 02/15/30)	3,467	3,260,928
5.75%, 03/15/33 (Call 12/15/32)	4,160	4,202,979
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	5,040	4,448,145
6.54%, 07/27/32 (Call 04/27/32)(a)(b)	3,675	3,862,264
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	4,798	4,142,812
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	3,519	2,966,225
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	1,770	1,435,721
		182,251,766
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32) (a)	3,158	2,803,982
4.60%, 03/01/33 (Call 12/01/32)	3,088	3,022,209
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30) (a)	3,888	3,175,779
2.38%, 12/01/29 (Call 09/01/29)	3,858	3,362,167
2.60%, 04/15/30 (Call 01/15/30) (a)	4,212	3,675,537
4.65%, 05/15/33 (Call 02/15/33)	4,355	4,205,859
5.00%, 02/14/34 (Call 11/14/33)(a)	3,860	3,767,571
Haleon U.S. Capital LLC, 3.63%, 03/24/32 (Call 12/24/31)	11,950	10,662,350
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	7,637	7,507,957
5.00%, 03/22/30 (Call 01/22/30)	6,083	6,075,060
Procter & Gamble Co. (The)
1.20%, 10/29/30	7,658	6,170,256
1.95%, 04/23/31(a)	6,013	5,050,576
2.30%, 02/01/32(a)	5,290	4,494,118
3.00%, 03/25/30	9,006	8,233,978
4.05%, 01/26/33(a)	5,345	5,087,418
4.55%, 01/29/34(a)	4,140	4,026,003
5.50%, 02/01/34(a)	340	354,548
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(a)	3,435	2,771,872
1.75%, 08/12/31 (Call 05/12/31)	5,547	4,482,880
2.13%, 09/06/29 (Call 06/06/29)	4,970	4,338,211
5.00%, 12/08/33 (Call 09/08/33)(a)	4,530	4,514,358
5.90%, 11/15/32(a)	6,030	6,391,044
		104,173,733

Distribution & Wholesale — 0.1%
Ferguson Finance PLC 3.25%, 06/02/30 (Call 03/02/30)(b)	3,803	3,388,154

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
4.65%, 04/20/32 (Call 01/20/32)(b)	$4,335	$4,088,927
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)(a)	3,335	3,427,006
		10,904,087
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.30%, 01/30/32 (Call 10/30/31)	23,840	20,306,050
3.40%, 10/29/33 (Call 07/29/33)(a)	9,174	7,640,053
5.30%, 01/19/34 (Call 10/19/33)(a)	4,540	4,421,355
6.15%, 09/30/30 (Call 07/30/30)(a)	2,029	2,088,528
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	2,927	2,591,103
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	5,175	4,322,004
3.00%, 02/01/30 (Call 11/01/29)	3,780	3,333,256
3.13%, 12/01/30 (Call 09/01/30)(a)	4,373	3,804,870
3.25%, 10/01/29 (Call 07/01/29)	2,919	2,627,268
Ally Financial Inc., 8.00%, 11/01/31 (a)	14,756	16,156,306
American Express Co.
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(c)	8,708	8,192,857
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(c)	4,315	4,150,539
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(c)	8,365	8,175,304
5.63%, 07/28/34 (Call 04/27/33), (1-day SOFR + 1.930%)(c)	3,248	3,236,830
5.92%, 04/25/35 (Call 01/25/34), (1-day SOFR +1.630%)(c)	1,725	1,746,602
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(c)	5,310	5,653,698
Ameriprise Financial Inc.
4.50%, 05/13/32 (Call 02/13/32)	3,755	3,587,695
5.15%, 05/15/33 (Call 02/15/33)(a)	4,899	4,884,097
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	3,025	3,214,146
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	2,740	2,401,142
Aviation Capital Group LLC, 6.38%, 07/15/30 (Call 05/15/30)(b)	2,876	2,961,803
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	3,655	2,846,431
2.00%, 01/30/32 (Call 10/30/31)(b)	5,675	4,444,568
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	4,151	3,590,364
2.55%, 03/30/32 (Call 12/30/31)(a)(b)	1,855	1,513,223
6.20%, 04/22/33 (Call 01/22/33)(a)(b)	6,063	6,325,043
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	4,744	3,965,806
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	2,485	2,213,569
6.25%, 04/18/34 (Call 01/18/34)(b)	3,770	3,796,097
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	4,640	3,969,520
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	4,694	4,192,962
BOC Aviation USA Corp.
4.88%, 05/03/33 (Call 02/03/33)(a)(b)	3,610	3,493,171
5.25%, 01/14/30 (Call 12/14/29)(b)	535	532,630
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	3,796	3,892,353
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	4,985	3,993,093
Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(a)	$4,613	$3,899,372
4.35%, 04/15/30 (Call 01/15/30)	5,383	5,102,000
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)(c)	5,646	4,406,572
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(a)(c)	2,889	2,338,094
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(c)	4,885	4,771,836
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(c)	6,355	6,118,545
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)(c)	7,210	7,112,530
6.05%, 02/01/35 (Call 02/01/34), (1-day SOFR + 2.260%)(a)(c)	5,475	5,496,115
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(c)	10,855	11,119,859
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(c)	8,518	9,316,103
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,934	3,180,175
3.00%, 03/16/32 (Call 12/16/31)(a)	2,320	1,987,990
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	4,840	3,859,791
1.95%, 12/01/31 (Call 09/01/31)(a)	5,333	4,248,402
2.30%, 05/13/31 (Call 02/13/31)(a)	4,700	3,922,306
2.75%, 10/01/29 (Call 07/01/29)(a)	3,284	2,933,368
2.90%, 03/03/32 (Call 12/03/31)(a)	6,315	5,368,844
4.63%, 03/22/30 (Call 12/22/29)(a)	3,471	3,413,419
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(c)	7,769	7,891,141
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)(c)	8,034	8,309,114
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	5,863	4,590,414
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	5,345	4,563,707
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	5,125	5,645,608
Discover Financial Services
6.70%, 11/29/32 (Call 08/29/32)(a)	4,675	4,885,819
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(c)	6,218	6,994,880
FMR LLC, 4.95%, 02/01/33(a)(b)	1,480	1,414,412
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)(a)	5,849	4,705,924
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	6,834	5,513,184
2.75%, 10/15/32 (Call 07/15/32)	3,360	2,662,537
4.15%, 01/23/30	6,667	6,150,395
6.20%, 04/14/34 (Call 01/14/34)	7,670	7,699,501
Lazard Group LLC, 6.00%, 03/15/31 (Call 01/15/31)	2,400	2,421,769
LPL Holdings Inc.
4.38%, 05/15/31 (Call 05/15/26)(b)	1,827	1,664,464
6.00%, 05/20/34 (Call 02/20/34)	1,555	1,560,095
Lseg U.S. Fin Corp., 5.30%, 03/28/34 (Call 12/28/33)(b)	4,745	4,709,711
LSEGA Financing PLC, 2.50%, 04/06/31 (Call 01/06/31)(b)	8,229	6,912,486

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	$4,165	$3,456,067
2.00%, 11/18/31 (Call 08/18/31)	4,886	3,996,627
2.95%, 06/01/29 (Call 03/01/29)	836	763,291
3.35%, 03/26/30 (Call 12/26/29)(a)	9,141	8,408,467
4.85%, 03/09/33 (Call 12/09/32)(a)	4,756	4,718,213
4.88%, 05/09/34 (Call 02/09/34)	4,300	4,238,558
Mitsubishi HC Capital Inc., 3.97%, 04/13/30 (Call 01/13/30)(a)(b)	425	390,287
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(a)(b)	4,035	4,040,622
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	4,878	3,894,739
5.55%, 02/15/34 (Call 11/15/33)	8,055	8,042,844
Nomura Holdings Inc.
2.61%, 07/14/31	6,385	5,238,192
2.68%, 07/16/30	6,174	5,231,129
3.00%, 01/22/32	4,872	4,059,867
3.10%, 01/16/30	9,713	8,547,192
5.61%, 07/06/29	254	254,361
6.09%, 07/12/33(a)	3,665	3,816,076
6.18%, 01/18/33(a)	4,030	4,208,107
Nuveen LLC
5.55%, 01/15/30 (Call 12/15/29)(b)	1,830	1,834,118
5.85%, 04/15/34 (Call 01/15/34)(b)	4,970	4,982,566
ORIX Corp.
2.25%, 03/09/31(a)	3,273	2,726,337
4.00%, 04/13/32(a)	3,173	2,919,090
5.20%, 09/13/32(a)	2,590	2,590,157
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)(b)	5,536	5,042,311
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)(a)	3,982	3,882,715
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,963	2,714,256
Synchrony Financial, 2.88%, 10/28/31 (Call 07/28/31)(a)	4,342	3,490,345
TPG Operating Group II LP, 5.88%, 03/05/34 (Call 12/05/33)	1,520	1,516,783
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(a)(b)	2,266	1,906,273
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	6,345	5,008,479
2.05%, 04/15/30 (Call 01/15/30)	9,148	7,820,578
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)(a)	2,090	1,736,898
		462,630,363
Electric — 7.6%
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33 (a)(b)	7,585	7,267,416
4.88%, 04/23/30 (a)(b)	6,049	5,972,843
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31) (b)	1,015	813,525
3.95%, 02/12/30 (b)	4,067	3,398,568
AEP Texas Inc.
4.70%, 05/15/32 (Call 02/15/32)	2,910	2,735,270
5.40%, 06/01/33 (Call 03/01/33)	2,741	2,667,596
5.70%, 05/15/34 (Call 02/15/34)	2,345	2,323,789
Series E, 6.65%, 02/15/33 (a)	745	777,733
Series I, 2.10%, 07/01/30 (Call 04/01/30) (a)	3,700	3,053,775
AEP Transmission Co. LLC, 5.15%, 04/01/34 (Call 01/01/34) (a)	1,175	1,149,152
Security	Par (000)	Value

Electric (continued)
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	$9,208	$7,561,062
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	4,576	4,122,907
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	3,903	3,362,841
3.94%, 09/01/32 (Call 03/01/32)	2,764	2,530,359
5.70%, 02/15/33(a)	400	405,764
5.85%, 11/15/33 (Call 05/15/33)(a)	2,055	2,131,410
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	3,723	3,004,687
Alliant Energy Finance LLC, 3.60%, 03/01/32 (Call 12/01/31)(b)	1,540	1,328,326
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	5,077	4,549,141
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	2,414	1,933,350
3.85%, 09/01/32 (Call 06/01/32)	3,225	2,914,987
4.95%, 06/01/33 (Call 03/01/33)(a)	2,875	2,798,076
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)(a)	3,019	2,546,965
5.63%, 03/01/33 (Call 12/01/32)	5,150	5,116,701
5.95%, 11/01/32 (Call 08/01/32)	3,374	3,447,665
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	3,487	2,878,542
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	3,245	2,984,106
5.65%, 04/01/34 (Call 01/01/34)	2,370	2,339,325
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	3,155	2,660,251
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)(a)	2,110	1,689,775
2.60%, 08/15/29 (Call 05/15/29)(a)	1,686	1,482,250
5.55%, 08/01/33 (Call 05/01/33)(a)	3,085	3,046,575
5.70%, 08/15/34 (Call 05/15/34)	1,800	1,799,244
6.35%, 12/15/32 (Call 09/15/32)	2,659	2,783,462
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)(a)	2,296	1,908,227
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	3,613	2,998,795
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	3,120	2,459,137
3.70%, 07/15/30 (Call 04/15/30)	6,722	6,204,536
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	2,274	1,892,324
3.05%, 10/15/29 (Call 07/15/29)	2,770	2,459,643
4.35%, 05/01/33 (Call 02/01/33)	1,810	1,620,700
6.15%, 05/15/34 (Call 02/15/34)(a)	1,030	1,046,612
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/33 (Call 01/01/33)	3,638	3,537,391
5.15%, 03/01/34 (Call 12/01/33)(a)	2,740	2,700,368
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	2,630	2,205,664
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(a)	1,764	1,510,593
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	3,018	2,852,341
Series K2, 6.95%, 03/15/33	425	471,513
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	2,924	2,457,753
2.95%, 03/01/30 (Call 12/01/29)	2,608	2,298,420
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)	1,731	1,501,164
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(a)(b)	2,184	2,054,114

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(a)(c)	$1,929	$1,593,733
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(c)	2,910	2,673,524
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,715	2,368,769
3.15%, 01/19/32 (Call 10/19/31)(a)(b)	2,735	2,286,107
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	6,930	5,776,273
3.88%, 07/26/33 (Call 04/26/33)(a)(b)	3,885	3,150,777
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,385	2,027,501
3.15%, 03/15/32 (Call 12/15/31)(a)	1,320	1,146,692
4.90%, 02/01/33 (Call 11/01/32)(a)	1,834	1,785,814
5.30%, 06/01/34 (Call 03/01/34)	1,320	1,315,322
Connecticut Light & Power Co. (The)
4.90%, 07/01/33 (Call 04/01/33)	1,910	1,854,490
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,739	2,225,135
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	5,206	4,367,661
5.20%, 03/01/33 (Call 12/01/32)(a)	2,725	2,720,634
5.38%, 05/15/34 (Call 02/15/34)	2,640	2,634,054
5.50%, 03/15/34 (Call 12/15/33)(a)	3,965	4,015,556
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	6,250	5,694,350
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	275	254,898
Constellation Energy Generation LLC
5.80%, 03/01/33 (Call 12/01/32)	3,765	3,823,936
6.13%, 01/15/34 (Call 10/15/33)(a)	2,848	2,964,191
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	2,080	1,851,107
4.63%, 05/15/33 (Call 11/15/32)	4,360	4,161,589
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)(a)	2,610	2,422,177
5.38%, 11/15/32 (Call 08/15/32)(a)	5,173	5,112,202
Series C, 2.25%, 08/15/31 (Call 05/15/31)	8,348	6,752,138
Series C, 3.38%, 04/01/30 (Call 01/01/30)	9,596	8,619,313
Series E, 6.30%, 03/15/33(a)	1,705	1,770,427
Series F, 5.25%, 08/01/33	970	945,513
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	1,565	1,557,109
6.63%, 02/01/32(a)	750	813,074
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,325	1,907,357
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,674	3,146,371
5.20%, 04/01/33 (Call 01/01/33)(a)	3,508	3,493,673
5.20%, 03/01/34 (Call 12/01/33)(a)	3,585	3,545,350
Series A, 3.00%, 03/01/32 (Call 12/01/31)(a)	2,920	2,503,271
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	2,455	2,094,415
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)	1,941	1,696,324
5.85%, 06/01/34 (Call 03/01/34)	3,375	3,415,677
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)(a)	2,603	2,287,787
2.45%, 02/01/30 (Call 11/01/29)	3,553	3,084,645
2.55%, 04/15/31 (Call 01/15/31)	3,274	2,774,544
2.85%, 03/15/32 (Call 12/15/31)(a)	2,685	2,284,638
4.85%, 01/15/34 (Call 10/15/33)(a)	3,445	3,318,751
4.95%, 01/15/33 (Call 10/15/32)	7,594	7,425,580
6.45%, 10/15/32(a)	2,185	2,346,564
Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	$5,016	$4,276,865
2.55%, 06/15/31 (Call 03/15/31)	5,838	4,880,201
3.40%, 06/15/29 (Call 03/15/29)	2,597	2,389,561
4.50%, 08/15/32 (Call 05/15/32)	7,077	6,622,449
5.75%, 09/15/33 (Call 06/15/33)(a)	4,440	4,490,560
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	2,986	2,458,012
2.40%, 12/15/31 (Call 09/15/31)	3,883	3,213,088
2.50%, 12/01/29 (Call 09/01/29)(a)	5,501	4,830,023
5.88%, 11/15/33 (Call 08/15/33)	2,840	2,951,059
Duke Energy Indiana LLC, 5.25%, 03/01/34 (Call 12/01/33)	1,635	1,628,741
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,435	2,037,462
5.25%, 04/01/33 (Call 01/01/33)(a)	2,175	2,153,741
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	3,690	2,994,438
3.40%, 04/01/32 (Call 01/01/32)(a)	2,985	2,622,823
5.10%, 03/15/34 (Call 12/15/33)(a)	2,915	2,868,018
5.25%, 03/15/33 (Call 12/15/32)(a)	2,350	2,335,484
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	2,715	2,276,905
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	2,304	1,860,989
Edison International, 6.95%, 11/15/29 (Call 09/15/29)(a)	3,525	3,749,087
Electricite de France SA
5.95%, 04/22/34 (Call 01/22/34)(b)	5,600	5,641,675
6.25%, 05/23/33 (Call 02/23/33)(a)(b)	5,785	6,019,386
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	2,505	2,045,818
Enel Finance International NV
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	6,825	5,560,648
5.00%, 06/15/32 (Call 03/15/32)(b)	5,914	5,627,367
7.50%, 10/14/32 (Call 07/14/32)(b)	7,350	8,156,459
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(a)(b)	2,601	2,255,770
6.38%, 04/17/34 (Call 01/17/34)(b)	300	303,707
Engie SA, 5.63%, 04/10/34 (Call 01/10/34)(b)	2,535	2,527,796
Entergy Arkansas LLC
5.15%, 01/15/33 (Call 10/15/32)(a)	2,340	2,307,411
5.30%, 09/15/33 (Call 06/15/33)(a)	1,580	1,567,701
5.45%, 06/01/34 (Call 03/01/34)(a)	1,600	1,593,167
Entergy Corp.
2.40%, 06/15/31 (Call 03/05/31)(a)	3,718	3,055,272
2.80%, 06/15/30 (Call 03/15/30)(a)	3,665	3,178,646
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)(a)	1,876	1,494,977
2.35%, 06/15/32 (Call 03/15/32)	3,160	2,543,711
3.05%, 06/01/31 (Call 03/01/31)	1,930	1,670,382
4.00%, 03/15/33 (Call 12/15/32)	4,600	4,147,165
5.35%, 03/15/34 (Call 12/15/33)	3,290	3,246,078
Entergy Mississippi LLC, 5.00%, 09/01/33 (Call 06/01/33)(a)	1,815	1,752,824
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	3,573	2,879,075
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,877	4,333,862
Evergy Kansas Central Inc., 5.90%, 11/15/33 (Call 08/15/33)	2,240	2,299,016
Evergy Metro Inc.
4.95%, 04/15/33 (Call 01/15/33)(a)	1,860	1,794,491

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.40%, 04/01/34 (Call 01/01/34)(a)	$2,340	$2,316,019
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	2,622	2,213,492
Evergy Missouri West Inc.
3.75%, 03/15/32 (Call 12/15/31)(a)(b)	1,482	1,289,888
5.65%, 06/01/34 (Call 03/01/34)(b)	1,200	1,198,752
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	2,195	1,813,393
3.38%, 03/01/32 (Call 12/01/31)	3,960	3,384,283
5.13%, 05/15/33 (Call 02/15/33)	4,885	4,678,857
5.50%, 01/01/34 (Call 10/01/33)(a)	4,030	3,944,808
5.85%, 04/15/31 (Call 02/15/31)	4,980	5,021,340
5.95%, 07/15/34 (Call 04/15/34)(a)	4,225	4,256,683
Series R, 1.65%, 08/15/30 (Call 05/15/30)	3,788	3,024,236
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)	3,897	3,401,429
4.05%, 04/15/30 (Call 01/15/30)	7,509	7,041,607
5.30%, 03/15/33 (Call 12/15/32)(a)	5,511	5,460,530
5.45%, 03/15/34 (Call 12/15/33)(a)	2,223	2,203,356
7.60%, 04/01/32	1,570	1,751,031
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)(a)	290	249,243
Series B, 2.25%, 09/01/30 (Call 06/01/30)(a)	220	181,604
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	8,707	7,221,327
4.63%, 05/15/30 (Call 03/15/30)	3,377	3,303,246
4.80%, 05/15/33 (Call 02/15/33)(a)	4,480	4,348,983
5.10%, 04/01/33 (Call 01/01/33)	4,433	4,388,174
5.30%, 06/15/34 (Call 03/15/34)	3,750	3,762,545
5.63%, 04/01/34(a)	2,630	2,705,298
5.95%, 10/01/33(a)	705	739,457
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)(a)	4,133	3,983,683
4.95%, 05/17/33 (Call 11/17/32)	6,680	6,499,078
5.25%, 03/15/34 (Call 09/15/33)(a)	5,525	5,486,791
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,888	3,448,355
Indianapolis Power & Light Co., 5.65%, 12/01/32 (Call 09/01/32)(b)	1,565	1,569,893
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)(a)	2,041	1,725,347
5.70%, 10/15/33 (Call 07/15/33)	2,066	2,085,650
IPALCO Enterprises Inc.
4.25%, 05/01/30 (Call 02/01/30)	3,071	2,845,071
5.75%, 04/01/34 (Call 01/01/34)(b)	530	522,626
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	4,439	3,882,544
5.40%, 06/01/33 (Call 03/01/33)(b)	3,135	3,087,031
5.65%, 05/09/34 (Call 02/09/34)(b)	1,850	1,845,723
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(a)(b)	2,929	2,410,244
Kentucky Power Co., 7.00%, 11/15/33 (Call 08/15/33)(a)(b)	2,350	2,482,995
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)(a)	2,114	2,125,419
Liberty Utilities Co., 5.87%, 01/31/34 (Call 10/31/33)(a)(b)	2,305	2,302,878
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	5,231	4,247,238
Louisville Gas & Electric Co., 5.45%, 04/15/33 (Call 01/15/33)	2,895	2,898,797
Security	Par (000)	Value

Electric (continued)
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(a)(b)	$2,470	$1,950,557
MidAmerican Energy Co.
5.35%, 01/15/34 (Call 10/15/33)(a)	1,975	1,994,449
6.75%, 12/30/31(a)	1,485	1,648,752
Minejesa Capital BV, 4.63%, 08/10/30(b)	4,965	4,719,928
Monongahela Power Co., 5.85%, 02/15/34 (Call 11/15/33)(b)	1,968	1,993,727
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)(b)	3,819	3,475,852
5.35%, 05/01/34 (Call 02/01/34)(b)	2,245	2,206,976
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	4,850	4,733,340
5.81%, 06/12/33 (Call 03/12/33)(a)	5,079	5,098,292
National Grid USA, 8.00%, 11/15/30	465	516,158
National Rural Utilities Cooperative
Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	2,638	2,051,070
1.65%, 06/15/31 (Call 03/15/31)(a)	2,085	1,640,272
2.40%, 03/15/30 (Call 12/15/29)	3,227	2,771,022
2.75%, 04/15/32 (Call 01/15/32)(a)	2,740	2,286,960
4.02%, 11/01/32 (Call 05/01/32)(a)	2,260	2,057,609
4.15%, 12/15/32 (Call 09/15/32)(a)	2,650	2,434,283
5.00%, 02/07/31 (Call 12/07/30)(a)	2,860	2,844,694
5.80%, 01/15/33 (Call 07/15/32)	4,070	4,193,279
Series C, 8.00%, 03/01/32	2,635	3,047,758
Nevada Power Co., Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,681	2,284,004
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	3,180	2,515,142
5.85%, 08/15/33 (Call 05/15/33)(b)	1,275	1,291,784
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	11,342	9,578,056
2.44%, 01/15/32 (Call 10/15/31)	5,458	4,462,213
2.75%, 11/01/29 (Call 08/01/29)	6,094	5,390,819
5.00%, 02/28/30 (Call 12/28/29)(a)	4,237	4,187,537
5.00%, 07/15/32 (Call 04/15/32)	5,890	5,737,794
5.05%, 02/28/33 (Call 11/28/32)(a)	5,930	5,770,752
5.25%, 03/15/34 (Call 12/15/33)(a)	6,575	6,438,735
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(c)	2,771	2,625,950
6.70%, 09/01/54 (Call 06/01/29), (5-year CMT + 2.364%)(c)	165	164,926
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	6,624	5,476,906
2.76%, 01/10/32 (Call 10/10/31)(a)(b)	1,400	1,146,775
5.29%, 01/17/34 (Call 10/17/33)(b)	3,310	3,211,782
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	3,890	3,246,326
NRG Energy Inc., 7.00%, 03/15/33 (Call 12/15/32)(b)	4,565	4,824,219
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	1,834	1,469,143
3.95%, 04/01/30 (Call 01/01/30)	2,718	2,538,738
5.40%, 06/01/34 (Call 03/01/34)	2,000	1,996,672
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	127	128,367
Ohio Edison Co., 5.50%, 01/15/33 (Call 10/15/32)(a)(b)	1,555	1,536,514
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)	2,124	2,049,282
5.65%, 06/01/34 (Call 03/01/34)(a)	1,400	1,404,148

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series D, 6.60%, 03/01/33	$1,770	$1,863,153
Series G, 6.60%, 02/15/33	805	848,994
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,345	2,026,111
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	2,975	2,369,008
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	1,955	1,750,189
3.30%, 03/15/30 (Call 09/15/29)(a)	2,014	1,811,784
5.40%, 01/15/33 (Call 07/15/32)	2,850	2,852,989
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	5,644	4,955,191
4.15%, 06/01/32 (Call 03/01/32)(a)	3,235	3,003,226
4.55%, 09/15/32 (Call 06/15/32)	3,804	3,611,907
5.65%, 11/15/33 (Call 08/15/33)(a)	4,953	5,063,460
7.00%, 05/01/32	2,950	3,256,925
7.25%, 01/15/33	1,710	1,926,653
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	12,349	10,173,175
3.25%, 06/01/31 (Call 03/01/31)	5,753	4,943,727
4.40%, 03/01/32 (Call 12/01/31)(a)	2,644	2,413,795
4.55%, 07/01/30 (Call 01/01/30)	18,407	17,379,656
5.80%, 05/15/34 (Call 02/15/34)(a)	3,660	3,651,190
5.90%, 06/15/32 (Call 03/15/32)	3,466	3,490,023
6.15%, 01/15/33 (Call 10/15/32)(a)	4,530	4,620,831
6.40%, 06/15/33 (Call 03/15/33)	6,795	7,053,418
6.95%, 03/15/34 (Call 12/15/33)	5,508	5,938,830
PacifiCorp
5.30%, 02/15/31 (Call 12/15/30)(a)	4,165	4,117,616
5.45%, 02/15/34 (Call 11/15/33)(a)	7,100	6,940,741
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)(a)	2,592	2,221,451
7.70%, 11/15/31	1,340	1,525,693
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)	3,500	3,418,932
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	3,843	3,323,503
3.38%, 02/05/30(a)(b)	3,790	3,367,390
3.88%, 07/17/29(b)	3,982	3,671,162
Potomac Electric Power Co., 5.20%, 03/15/34 (Call 12/15/33)	2,255	2,240,746
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	1,385	1,307,316
PPL Electric Utilities Corp.
4.85%, 02/15/34 (Call 11/15/33)(a)	2,725	2,633,812
5.00%, 05/15/33 (Call 02/15/33)	4,363	4,279,116
Progress Energy Inc.
7.00%, 10/30/31	2,460	2,694,463
7.75%, 03/01/31	3,987	4,488,637
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	3,796	3,035,396
4.10%, 06/01/32 (Call 03/01/32)(a)	1,520	1,396,027
5.35%, 05/15/34 (Call 11/15/33)	2,150	2,130,476
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	1,682	1,361,018
Public Service Co. of New Hampshire
5.35%, 10/01/33 (Call 07/01/33)	3,825	3,834,265
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	1,460	1,202,470
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	3,215	3,133,436
Series J, 2.20%, 08/15/31 (Call 05/15/31)	2,740	2,198,020
Public Service Electric & Gas Co. 1.90%, 08/15/31 (Call 05/15/31)(a)	3,128	2,511,143
Security	Par (000)	Value

Electric (continued)
2.45%, 01/15/30 (Call 10/15/29)(a)	$2,228	$1,928,696
3.10%, 03/15/32 (Call 12/15/31)(a)	2,650	2,290,831
4.65%, 03/15/33 (Call 12/15/32)	3,015	2,888,889
4.90%, 12/15/32 (Call 09/15/32)	2,555	2,494,138
5.20%, 08/01/33 (Call 05/01/33)(a)	2,035	2,023,187
5.20%, 03/01/34 (Call 12/01/33)(a)	2,895	2,875,803
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)(a)	3,345	2,683,562
2.45%, 11/15/31 (Call 08/15/31)	4,370	3,579,854
5.45%, 04/01/34 (Call 01/01/34)	3,175	3,136,075
6.13%, 10/15/33 (Call 07/15/33)(a)	2,626	2,720,861
Puget Energy Inc.
4.10%, 06/15/30 (Call 03/15/30)(a)	3,272	2,988,540
4.22%, 03/15/32 (Call 12/15/31)	2,590	2,302,572
RWE Finance U.S. LLC, 5.88%, 04/16/34 (Call 01/16/34)(a)(b)	7,125	7,131,940
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	5,281	4,281,161
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)(a)	2,878	2,466,240
Sempra
5.50%, 08/01/33 (Call 05/01/33)(a)	4,669	4,648,992
6.88%, 10/01/54 (Call 07/01/29), (5-year CMT + 2.789%)(c)	150	148,528
Sociedad de Transmision Austral SA, 4.00%,
01/27/32 (Call 10/27/31)(a)(b)	2,180	1,926,941
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	3,641	3,062,805
2.75%, 02/01/32 (Call 11/01/31)(a)	2,950	2,462,067
5.20%, 06/01/34 (Call 03/01/34)(a)	2,660	2,589,619
5.45%, 06/01/31 (Call 04/01/31)	3,370	3,381,228
5.95%, 11/01/32 (Call 08/01/32)(a)	4,715	4,869,559
6.00%, 01/15/34	525	541,615
Series G, 2.50%, 06/01/31 (Call 03/01/31)	3,541	2,950,750
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)(a)	4,610	4,519,525
5.70%, 10/15/32 (Call 04/15/32)(a)	2,875	2,927,625
5.70%, 03/15/34 (Call 09/15/33)(a)	6,575	6,670,447
Series A, 3.70%, 04/30/30 (Call 01/30/30)	6,081	5,607,008
Southwestern Electric Power Co., 5.30%, 04/01/33 (Call 01/01/33)	2,360	2,281,163
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)(a)	2,401	2,011,303
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30 (Call 06/22/30)(b)	340	290,284
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(a)	3,274	2,634,803
3.25%, 05/15/32 (Call 02/15/32)(a)	1,326	1,144,499
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	3,115	2,489,083
2.95%, 03/15/30 (Call 12/15/29)	2,999	2,656,188
5.20%, 04/01/34 (Call 01/01/34)	3,140	3,095,121
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,996	2,452,188
2.40%, 03/30/32 (Call 12/30/31)	3,430	2,799,821
5.00%, 04/01/33 (Call 01/01/33)	4,610	4,469,808
5.00%, 01/15/34 (Call 10/15/33)	3,115	3,011,313
5.30%, 08/15/33 (Call 05/15/33)(a)	2,515	2,484,240
Series A, 2.88%, 07/15/29 (Call 04/15/29)	1,780	1,601,162
Vistra Operations Co. LLC 4.30%, 07/15/29 (Call 04/15/29)(b)	2,543	2,382,185

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 04/15/34 (Call 01/15/34)(a)(b)	$3,520	$3,525,039
6.95%, 10/15/33 (Call 07/15/33)(a)(b)	5,365	5,715,049
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	3,134	2,542,558
Wisconsin Electric Power Co.
4.75%, 09/30/32 (Call 06/30/32)(a)	4,600	4,479,815
5.63%, 05/15/33(a)	595	618,623
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	3,045	2,427,866
3.00%, 07/01/29 (Call 04/01/29)	383	348,065
3.95%, 09/01/32 (Call 06/01/32)(a)	3,912	3,552,084
4.95%, 04/01/33 (Call 01/01/33)	2,981	2,858,653
5.38%, 03/30/34 (Call 12/30/33)	2,080	2,053,272
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	1,845	1,480,203
2.60%, 12/01/29 (Call 06/01/29)	3,300	2,869,865
3.40%, 06/01/30 (Call 12/01/29)	3,553	3,182,776
4.60%, 06/01/32 (Call 12/01/31)	3,395	3,158,937
5.45%, 08/15/33 (Call 02/15/33)	3,860	3,789,500
5.50%, 03/15/34 (Call 09/15/33)	4,220	4,151,908
		1,013,591,658
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	3,436	2,829,122
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)	3,260	2,743,099
2.20%, 12/21/31 (Call 09/21/31)	6,119	5,071,808
6.00%, 08/15/32(a)	55	57,691
		10,701,720
Electronics — 0.7%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,534	2,320,944
Allegion U.S. Holding Co. Inc.
5.41%, 07/01/32 (Call 04/01/32)(a)	3,623	3,584,902
5.60%, 05/29/34 (Call 02/28/34)	2,380	2,375,797
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	4,585	3,750,008
2.80%, 02/15/30 (Call 11/15/29)	5,804	5,140,833
4.35%, 06/01/29 (Call 03/01/29)	304	293,792
5.25%, 04/05/34 (Call 01/05/34)(a)	2,005	1,998,504
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)(a)	3,488	2,914,697
5.88%, 04/10/34 (Call 01/10/34)	2,675	2,625,572
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	2,181	1,796,240
5.50%, 06/01/32 (Call 03/01/32)(a)	1,955	1,865,891
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)(a)	629	608,432
4.88%, 05/12/30 (Call 02/12/30)	4,416	4,258,883
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	8,931	7,207,096
1.95%, 06/01/30 (Call 03/01/30)(a)	6,337	5,364,284
4.50%, 01/15/34 (Call 10/15/33)	6,287	5,997,733
4.88%, 09/01/29 (Call 08/01/29)(a)	1,880	1,875,442
4.95%, 09/01/31 (Call 07/01/31)(a)	3,560	3,545,917
5.00%, 02/15/33 (Call 11/15/32)	6,472	6,457,208
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)(a)	1,751	1,450,620
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	3,985	3,387,635
3.60%, 01/15/30 (Call 10/15/29)	3,198	2,867,667
Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)(a)	$3,197	$2,844,503
TD Synnex Corp., 6.10%, 04/12/34 (Call 01/12/34)(a)	1,595	1,607,602
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)(a)	3,046	2,491,275
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)(a)	4,768	4,913,684
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)(a)	3,091	2,595,056
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)(a)	3,840	3,155,464
		89,295,681
Engineering & Construction — 0.1%
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34 (Call 12/25/33)(a)(b)	2,885	2,910,060
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)(a)	2,295	2,280,914
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)(b)	6,145	5,679,805
Ste Transcore Holdings Inc., 3.75%, 05/05/32 (Call 11/05/31)(a)(b)	2,140	1,945,560
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31 (Call 08/12/30)(a)(b)	680	561,522
		13,377,861
Entertainment — 0.2%
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(a)(b)	3,175	2,770,385
Warnermedia Holdings Inc., 4.28%, 03/15/32 (Call 12/15/31)(a)	29,618	25,921,902
		28,692,287
Environmental Control — 0.5%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	4,167	3,290,228
1.75%, 02/15/32 (Call 11/15/31)(a)	3,819	2,987,896
2.30%, 03/01/30 (Call 12/01/29)	4,188	3,601,267
2.38%, 03/15/33 (Call 12/15/32)(a)	3,990	3,172,254
5.00%, 12/15/33 (Call 09/15/33)	3,420	3,334,044
5.00%, 04/01/34 (Call 01/01/34)	4,245	4,142,713
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(b)	4,328	4,285,714
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)(a)	3,857	3,116,049
2.60%, 02/01/30 (Call 11/01/29)(a)	4,048	3,550,064
3.20%, 06/01/32 (Call 03/01/32)(a)	2,987	2,579,427
4.20%, 01/15/33 (Call 10/15/32)	4,322	3,998,639
5.00%, 03/01/34 (Call 12/01/33)	3,770	3,669,094
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	6,176	4,927,788
4.15%, 04/15/32 (Call 01/15/32)(a)	5,920	5,561,989
4.63%, 02/15/30 (Call 12/15/29)	4,745	4,647,370
4.63%, 02/15/33 (Call 11/15/32)(a)	3,010	2,894,088
4.88%, 02/15/34 (Call 11/15/33)	6,660	6,498,585
		66,257,209
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)(a)	3,685	3,857,853

Food — 1.7%
Bimbo Bakeries USA Inc., 6.40%, 01/15/34 (Call 10/15/33)(a)(b)	2,200	2,317,762

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	$3,240	$2,759,583
5.40%, 03/21/34 (Call 12/21/33)(a)	3,785	3,744,282
Cencosud SA, 5.95%, 05/28/31 (Call 03/28/31)(b)	65	64,249
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(a)(b)	2,145	1,838,718
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	3,775	3,172,995
Conagra Brands Inc., 8.25%, 09/15/30	2,145	2,446,600
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	3,415	2,816,931
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	3,403	2,790,615
2.88%, 04/15/30 (Call 01/15/30)	4,685	4,144,856
4.95%, 03/29/33 (Call 12/29/32)(a)	6,445	6,259,074
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	2,493	2,069,417
2.45%, 11/15/29 (Call 08/15/29)	2,012	1,775,169
4.50%, 05/04/33 (Call 02/04/33)(a)	1,995	1,936,575
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)(a)	6,283	5,234,444
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	3,860	3,373,713
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	3,445	2,740,559
2.38%, 03/15/30 (Call 12/15/29)	3,189	2,738,649
6.20%, 11/15/33 (Call 08/15/33)(a)	6,120	6,393,252
JBS USA Holding Lux SARL/ JBS USA Food
Co./ JBS Lux Co. SARL
3.00%, 05/15/32 (Call 02/15/32)	5,853	4,753,613
3.63%, 01/15/32 (Call 01/15/27)	5,640	4,835,933
3.75%, 12/01/31 (Call 12/01/26)(a)	2,977	2,576,771
5.50%, 01/15/30 (Call 01/15/25)	7,475	7,299,841
5.75%, 04/01/33 (Call 01/01/33)	12,275	12,096,886
6.75%, 03/15/34 (Call 12/15/33)(b)	9,625	10,112,497
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	3,198	2,688,757
5.25%, 03/01/33 (Call 12/01/32)(a)	2,775	2,759,539
Series B, 7.45%, 04/01/31(a)	3,793	4,235,685
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(a)	4,748	4,414,434
4.25%, 03/01/31 (Call 12/01/30)	2,579	2,439,694
6.75%, 03/15/32(a)	2,092	2,277,484
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	3,615	2,893,688
2.20%, 05/01/30 (Call 02/01/30)	3,122	2,642,064
7.50%, 04/01/31(a)	1,755	1,963,209
8.00%, 09/15/29(a)	1,529	1,715,393
Series B, 7.70%, 06/01/29(a)	1,530	1,683,556
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	2,900	2,240,486
3.20%, 04/01/30 (Call 01/01/30)(b)	4,372	3,968,322
4.65%, 04/20/31 (Call 02/20/31)(a)(b)	3,255	3,172,317
4.75%, 04/20/33 (Call 01/20/33)(a)(b)	6,395	6,189,587
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	3,262	2,635,011
2.50%, 04/15/30 (Call 01/15/30)(a)	3,279	2,819,656
4.95%, 04/15/33 (Call 01/15/33)(a)	3,373	3,274,079
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)(a)	3,452	2,744,748
1.88%, 10/15/32 (Call 07/15/32)(a)	3,605	2,827,584
Security	Par (000)	Value

Food (continued)
2.75%, 04/13/30 (Call 01/13/30)(a)	$4,641	$4,083,734
3.00%, 03/17/32 (Call 12/17/31)	4,805	4,119,074
6.50%, 11/01/31(a)	1,075	1,154,283
Nestle Capital Corp.
4.75%, 03/12/31 (Call 01/12/31)(b)	1,585	1,557,945
4.88%, 03/12/34 (Call 12/12/33)(a)(b)	6,235	6,117,632
Nestle Holdings Inc.
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	6,430	5,154,670
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	5,245	4,274,020
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	3,048	2,959,021
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	7,073	6,817,868
4.85%, 03/14/33 (Call 12/14/32)(a)(b)	4,448	4,424,197
4.95%, 03/14/30 (Call 01/14/30)(a)(b)	3,025	3,023,596
5.00%, 09/12/30 (Call 07/12/30)(a)(b)	3,065	3,073,759
5.00%, 09/12/33 (Call 06/12/33)(a)(b)	2,005	2,013,093
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	2,975	2,351,810
3.00%, 10/15/30 (Call 07/15/30)(b)	3,044	2,572,130
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,012	2,588,325
2.45%, 12/14/31 (Call 09/14/31)	2,842	2,337,816
5.95%, 04/01/30 (Call 01/01/30)	5,999	6,226,365
6.00%, 01/17/34 (Call 10/17/33)(a)	3,035	3,174,248
Tyson Foods Inc., 5.70%, 03/15/34 (Call 12/15/33)	3,600	3,578,594
		231,480,457
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30 (Call 10/29/29)(a)(b)	2,547	2,351,110
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(b)	6,143	5,257,706
7.75%, 11/15/29(a)	3,216	3,610,980
8.88%, 05/15/31	1,406	1,711,107
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	3,055	2,570,746
3.85%, 01/13/30 (Call 10/13/29)(b)	1,920	1,740,027
6.13%, 06/23/33 (Call 03/23/33)(a)(b)	835	837,751
6.13%, 02/26/34 (Call 11/26/33)(a)(b)	3,795	3,812,370
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	6,325	5,103,984
3.75%, 01/15/31 (Call 10/15/30)(a)	7,664	6,603,809
5.00%, 01/15/30 (Call 10/15/29)	6,310	5,934,271
		39,533,861
Gas — 0.7%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	3,676	2,931,200
2.63%, 09/15/29 (Call 06/15/29)(a)	2,706	2,408,157
5.45%, 10/15/32 (Call 07/15/32)(a)	1,494	1,514,827
5.90%, 11/15/33 (Call 08/15/33)(a)	2,694	2,812,171
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	2,060	1,830,437
3.76%, 03/16/32 (Call 12/16/31)(b)	2,475	2,147,205
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32 (Call 05/05/32)(b)	2,350	2,175,244
6.39%, 09/15/33 (Call 06/15/33)(a)(b)	2,598	2,647,968
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	2,880	2,332,524
4.40%, 07/01/32 (Call 04/01/32)(a)	3,035	2,836,570
5.40%, 03/01/33 (Call 12/01/32)	3,628	3,613,416

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	$2,771	$2,270,782
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	305	261,649
Grupo Energia Bogota SA ESP
4.88%, 05/15/30 (Call 02/15/30)(a)(b)	2,145	2,016,421
7.85%, 11/09/33 (Call 07/09/33)(b)	285	314,822
KeySpan Gas East Corp., 5.99%, 03/06/33 (Call 12/06/32)(a)(b)	3,071	3,070,116
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	2,625	2,366,263
Nakilat Inc., 6.07%, 12/31/33(b)	112	116,416
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	3,450	2,877,159
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	4,229	3,356,347
2.95%, 09/01/29 (Call 06/01/29)(a)	4,165	3,722,229
3.60%, 05/01/30 (Call 02/01/30)	5,715	5,213,865
5.35%, 04/01/34 (Call 01/01/34)	3,415	3,339,556
5.40%, 06/30/33 (Call 03/30/33)	2,740	2,703,406
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	1,595	1,336,004
4.25%, 09/01/32 (Call 06/01/32)(a)	865	810,772
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)(a)	1,989	1,661,171
3.50%, 06/01/29 (Call 03/01/29)	1,134	1,043,743
5.40%, 06/15/33 (Call 03/15/33)(a)	2,525	2,517,718
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	2,835	2,532,591
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	2,952	2,429,743
Southern California Gas Co. 5.20%, 06/01/33 (Call 03/01/33)(a)	3,251	3,220,524
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	3,590	3,114,797
Southern Co. Gas Capital Corp. 5.15%, 09/15/32 (Call 03/15/32)	3,035	2,995,374
5.75%, 09/15/33 (Call 03/15/33)(a)	2,948	3,012,825
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,841	2,292,100
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	2,529	2,117,093
4.05%, 03/15/32 (Call 12/15/31)	4,255	3,839,038
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)(a)	1,280	1,232,312
		93,034,555
Hand & Machine Tools — 0.2%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)(a)	1,742	1,457,537
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)	6,476	6,629,581
6.40%, 04/15/33 (Call 01/15/33)(a)	6,065	6,242,845
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	4,924	4,159,576
3.00%, 05/15/32 (Call 02/15/32)(a)	3,109	2,621,029
		21,110,568
Health Care - Products — 1.2%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	4,305	3,541,485
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)(a)	3,176	2,659,935
2.30%, 03/12/31 (Call 12/12/30)	5,166	4,290,221
Security	Par (000)	Value

Health Care - Products (continued)
2.75%, 09/15/29 (Call 06/15/29)(a)	$3,134	$2,783,242
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	4,584	3,953,305
3.00%, 09/23/29 (Call 06/23/29)(b)	5,901	5,316,163
5.38%, 12/06/32 (Call 09/06/32)(b)	4,458	4,441,650
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	4,444	3,498,884
2.54%, 02/01/32 (Call 11/01/31)(a)	9,370	7,611,002
3.95%, 04/01/30 (Call 01/01/30)(a)	3,271	3,023,334
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	7,469	6,509,951
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	4,708	4,101,293
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	4,920	4,355,747
GE HealthCare Technologies Inc.
5.86%, 03/15/30 (Call 01/15/30)	7,730	7,923,846
5.91%, 11/22/32 (Call 08/22/32)(a)	10,853	11,169,329
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)(a)	6,240	5,967,573
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	3,384	2,748,887
2.55%, 03/15/31 (Call 12/15/30)(a)	2,733	2,276,770
3.30%, 09/15/29 (Call 06/15/29)	4,980	4,516,456
Smith & Nephew PLC
2.03%, 10/14/30 (Call 07/14/30)(a)	6,265	5,132,871
5.40%, 03/20/34 (Call 12/20/33)(a)	1,615	1,582,422
Solventum Corp.
5.45%, 03/13/31 (Call 01/13/31)(b)	6,475	6,385,470
5.60%, 03/23/34 (Call 12/23/33)(b)	9,425	9,259,496
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)(a)	4,342	3,671,493
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	6,240	5,230,303
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	7,476	6,079,082
2.60%, 10/01/29 (Call 07/01/29)	5,514	4,896,498
4.95%, 11/21/32 (Call 08/21/32)	3,928	3,877,716
4.98%, 08/10/30 (Call 06/10/30)	4,770	4,745,811
5.09%, 08/10/33 (Call 05/10/33)	6,310	6,262,806
5.20%, 01/31/34 (Call 10/31/33)(a)	3,335	3,341,053
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	4,903	4,062,580
3.55%, 03/20/30 (Call 12/20/29)(a)	1,808	1,631,938
		156,848,612
Health Care - Services — 2.6%
Adventist Health System/West, 5.43%, 03/01/32 (Call 12/01/31)(a)	1,140	1,123,269
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	295	252,351
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	5,379	4,732,710
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	1,156	951,845
2.34%,01/01/30(Call10/01/29)(a)	2,005	1,730,688
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	2,060	1,674,160
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,590	2,378,577
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)(a)	2,210	1,815,644

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	$1,705	$1,399,346
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	12,963	10,564,289
2.63%, 08/01/31 (Call 05/01/31)	7,743	6,300,239
3.00%, 10/15/30 (Call 07/15/30)	13,188	11,213,067
3.38%, 02/15/30 (Call 02/15/25)(a)	11,756	10,349,616
4.63%, 12/15/29 (Call 12/15/24)(a)	19,324	18,191,057
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	910	782,679
3.35%, 10/01/29 (Call 04/01/29)	3,963	3,620,517
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,687	5,671,316
2.55%, 03/15/31 (Call 12/15/30)	6,494	5,487,585
2.88%, 09/15/29 (Call 06/15/29)(a)	5,085	4,536,905
4.10%, 05/15/32 (Call 02/15/32)	3,866	3,561,202
4.75%, 02/15/33 (Call 11/15/32)(a)	6,215	5,959,993
5.38%, 06/15/34 (Call 03/15/34)	3,800	3,788,892
5.50%, 10/15/32 (Call 07/15/32)(a)	4,424	4,466,805
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	5,510	4,365,937
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	3,130	2,529,061
3.75%, 06/15/29 (Call 03/15/29)(b)	1,276	1,150,615
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	5,158	4,208,050
3.50%, 09/01/30 (Call 03/01/30)	16,491	14,756,812
3.63%, 03/15/32 (Call 12/15/31)	11,854	10,357,826
5.45%, 04/01/31 (Call 02/01/31)(a)	4,940	4,908,891
5.50%, 06/01/33 (Call 03/01/33)(a)	8,040	7,950,031
5.60%, 04/01/34 (Call 01/01/34)(a)	8,145	8,074,664
7.50%, 11/06/33(a)	1,185	1,301,962
Health Care Service Corp. A Mutual Legal
Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	5,054	4,241,091
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(a)(b)	2,844	2,279,927
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	4,876	3,859,063
3.13%, 08/15/29 (Call 05/15/29)(a)	1,548	1,393,421
4.88%, 04/01/30 (Call 01/01/30)	3,244	3,164,361
5.38%, 04/15/31 (Call 02/15/31)	5,560	5,505,283
5.88%, 03/01/33 (Call 12/01/32)(a)	5,071	5,137,525
5.95%, 03/15/34 (Call 12/15/33)(a)	5,675	5,786,529
ICON Investments Six DAC, 6.00%, 05/08/34 (Call 02/08/34)(a)	1,700	1,730,956
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	3,325	2,814,193
2.95%, 12/01/29 (Call 09/01/29)	4,055	3,608,782
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)(a)	1,705	1,410,703
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	1,540	1,234,495
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)(a)	643	644,372
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,627	3,172,474
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	3,668	3,127,515
2.95%, 06/30/30 (Call 03/30/30)	5,122	4,515,892
4.20%, 06/30/29 (Call 03/30/29)	225	216,254
6.40%, 11/30/33 (Call 08/30/33)(a)	4,693	5,009,575
Security	Par (000)	Value

Health Care - Services (continued)
Roche Holdings Inc.
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	$12,024	$9,777,163
4.91%, 03/08/31 (Call 01/08/31)(b)	4,550	4,515,321
4.99%, 03/08/34 (Call 12/08/33)(b)	8,595	8,496,839
5.49%, 11/13/30 (Call 09/13/30)(a)(b)	7,368	7,525,608
5.59%, 11/13/33 (Call 08/13/33)(b)	9,160	9,462,889
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	1,692	1,592,949
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	1,010	917,475
Sutter Health
5.16%, 08/15/33 (Call 02/15/33)	150	149,380
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)(a)	3,385	2,888,239
UnitedHealth Group Inc.
2.00%, 05/15/30	8,341	7,026,169
2.30%, 05/15/31 (Call 02/15/31)	9,510	7,948,733
2.88%, 08/15/29	3,916	3,527,854
4.20%, 05/15/32 (Call 02/15/32)	9,265	8,677,239
4.50%, 04/15/33 (Call 01/15/33)	8,989	8,528,959
4.90%, 04/15/31 (Call 02/15/31)	6,525	6,426,257
5.00%, 04/15/34 (Call 01/15/34)	5,805	5,695,376
5.30%, 02/15/30 (Call 12/15/29)	9,448	9,562,757
5.35%, 02/15/33 (Call 11/15/32)(a)	11,769	11,883,404
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	5,009	4,222,153
2.65%, 01/15/32 (Call 10/15/31)	3,262	2,651,431
UPMC, 5.04%, 05/15/33 (Call 02/15/33)(a)	775	757,976
		351,243,183
Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)(a)	4,894	4,054,755
Blackstone Private Credit Fund, 6.25%, 01/25/31 (Call 11/25/30)(a)(b)	1,425	1,423,445
Blue Owl Credit Income Corp., 6.65%, 03/15/31 (Call 01/15/31)	2,230	2,205,580
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)(b)	4,057	3,596,826
Golub Capital BDC Inc., 6.00%, 07/15/29 (Call 06/15/29)	20	19,587
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	100	113,913
Inversiones La Construccion SA, 4.75%, 02/07/32 (Call 11/07/31)(b)	45	38,700
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(a)(b)	993	789,295
		12,242,101
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	2,639	2,334,225
3.85%, 01/15/30 (Call 07/15/29)	2,027	1,889,143
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	5,719	5,019,736
PulteGroup Inc.
6.38%, 05/15/33	2,645	2,769,833
7.88%, 06/15/32(a)	1,985	2,267,411
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	2,488	2,283,827
		16,564,175

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.1%
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	$200	$182,841
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	2,065	1,685,678
4.70%, 05/14/32 (Call 02/14/32)(a)	1,890	1,761,432
5.50%, 03/01/33 (Call 12/01/32)(a)	2,105	2,056,154
5.75%, 03/01/34 (Call 12/01/33)	2,215	2,171,293
		7,857,398
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,789	2,254,931
2.65%, 04/30/30 (Call 02/01/30)	3,413	2,949,852
5.75%, 03/15/33 (Call 12/15/32)(a)	2,350	2,397,679
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)(a)	2,613	2,149,534
5.60%, 11/15/32 (Call 08/15/32)	3,156	3,265,781
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	3,237	2,675,571
4.40%, 05/01/29 (Call 03/01/29)(a)	505	489,444
4.60%, 05/01/32 (Call 02/01/32)(a)	3,900	3,770,176
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)(a)	3,867	3,192,908
3.10%, 03/26/30 (Call 12/26/29)	4,687	4,254,364
4.50%, 02/16/33 (Call 11/16/32)(a)	2,445	2,361,824
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 (Call 04/01/31)(a)(b)	2,555	2,154,514
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	55	54,850
		31,971,428
Insurance — 4.3%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32 (Call 05/01/32)(b)	100	97,496
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	280	332,633
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	6,306	5,814,398
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	6,527	5,908,244
4.95%, 04/04/33 (Call 01/04/33)(a)(b)	4,128	4,044,316
5.38%, 04/05/34 (Call 01/05/34)(b)	3,420	3,347,711
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	4,655	5,041,257
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	3,537	3,279,828
Allianz SE, 6.35%, 09/06/53 (Call 03/06/33),
(5-year CMT + 3.232%)(b)(c)	2,405	2,484,257
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)(a)	3,908	3,086,741
5.25%, 03/30/33 (Call 12/30/32)(a)	5,247	5,210,771
5.35%, 06/01/33(a)	300	299,051
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	1,503	1,479,054
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	2,612	2,361,339
5.13%, 03/27/33 (Call 12/27/32)(a)	5,161	5,065,072
American National Group LLC, 6.14%, 06/13/32 (Call 03/13/32)(b)	255	240,982
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	2,529	2,012,209
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(b)	3,173	2,423,362
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	6,607	5,758,263

Security	Par (000)	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	$2,646	$2,127,648
2.60%, 12/02/31 (Call 09/02/31)(a)	3,168	2,635,811
5.00%, 09/12/32 (Call 06/12/32)	3,297	3,201,087
5.35%, 02/28/33 (Call 11/28/32)	4,708	4,636,872
Aon North America Inc.
5.30%, 03/01/31 (Call 01/01/31)	4,370	4,350,505
5.45%, 03/01/34 (Call 12/01/33)(a)	8,855	8,770,092
Arch Capital Group Ltd., 7.35%, 05/01/34(a)	140	158,658
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	2,949	2,390,635
5.45%, 07/15/34 (Call 04/15/34)	385	380,808
5.50%, 03/02/33 (Call 12/02/32)(a)	1,979	1,972,614
6.50%, 02/15/34 (Call 11/15/33)	2,210	2,336,424
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(a)(b)	1,875	1,554,660
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	2,600	2,117,309
3.70%, 02/22/30 (Call 11/22/29)(a)	2,467	2,207,932
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	3,402	2,937,673
Athene Global Funding
2.55%, 11/19/30(b)	4,033	3,356,840
2.65%, 10/04/31(a)(b)	3,170	2,584,146
2.67%, 06/07/31(a)(b)	3,534	2,907,036
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	3,199	2,823,451
5.88%, 01/15/34 (Call 10/15/33)	4,075	4,065,390
6.15%, 04/03/30 (Call 01/03/30)(a)	3,164	3,262,515
6.65%, 02/01/33 (Call 11/01/32)	2,863	3,013,957
AXA SA, 8.60%, 12/15/30(a)	5,385	6,283,202
Axis Specialty Finance LLC 3.90%, 07/15/29 (Call 04/15/29)	1,971	1,855,506
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(c)	2,299	2,080,101
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	2,644	2,122,974
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	5,075	4,131,575
1.85%, 03/12/30 (Call 12/12/29)	3,536	3,004,225
2.88%, 03/15/32 (Call 12/15/31)	6,323	5,494,786
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	3,408	3,404,958
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	4,743	3,879,484
4.20%, 03/17/32 (Call 12/17/31)(a)	3,865	3,481,962
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)(a)	6,493	5,261,768
5.00%, 03/15/34 (Call 12/15/33)	6,675	6,580,841
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	3,505	2,897,674
5.13%, 02/15/34 (Call 11/15/33)	2,845	2,721,411
5.50%, 06/15/33 (Call 03/15/33)(a)	2,500	2,475,622
CNO Financial Group Inc., 6.45%, 06/15/34 (Call 03/15/34)	2,000	2,005,685
Corebridge Financial Inc.
3.90%, 04/05/32 (Call 01/05/32)	8,955	7,994,436
5.75%, 01/15/34 (Call 10/15/33)	4,745	4,774,431
6.05%, 09/15/33 (Call 06/15/33)(a)(b)	3,265	3,338,062
Doctors Co. An Interinsurance Exchange (The),
4.50%, 01/18/32 (Call 10/18/31)(b)	1,275	997,991

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(b)	$3,117	$2,461,313
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	3,208	2,599,884
4.95%, 06/01/29 (Call 03/01/29)	1,204	1,149,477
Equitable Financial Life Global Funding, 1.75%, 11/15/30(b)	1,662	1,322,829
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)	3,690	3,700,802
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	4,050	3,499,273
4.63%, 04/29/30 (Call 01/29/30)	4,241	4,012,399
5.63%, 08/16/32 (Call 05/16/32)	4,931	4,832,015
6.00%, 12/07/33 (Call 09/07/33)(b)	3,905	3,930,594
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33), (3-mo. LIBOR US + 3.744%)(b)(c)	550	481,698
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,818	3,089,293
3.40%, 06/15/30 (Call 03/15/30)(a)	4,346	3,840,546
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	4,130	3,257,662
4.00%, 05/15/30 (Call 02/15/30)	3,122	2,789,957
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	9,053	7,894,964
Five Corners Funding Trust III, 5.79%, 02/15/33 (Call 11/15/32)(b)	4,910	4,977,722
GA Global Funding Trust, 2.90%, 01/06/32(b)	3,405	2,821,823
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)(b)	3,923	3,245,559
4.40%, 10/15/29 (Call 07/15/29)(b)	3,348	3,101,909
7.95%, 06/15/33 (Call 03/15/33)(b)	4,122	4,551,339
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,896	2,309,095
4.80%, 06/15/32 (Call 03/15/32)(a)	2,650	2,445,803
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	2,244	1,869,333
Hartford Financial Services Group Inc. (The),
2.80%, 08/19/29 (Call 05/19/29)(a)	3,852	3,422,939
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(a)(b)	3,785	3,746,455
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	3,500	2,902,056
5.67%, 06/08/32 (Call 03/08/32)(a)	2,020	2,022,075
Jackson National Life Global Funding, 3.05%, 06/21/29(a)(b)	202	174,295
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	2,888	2,328,511
3.80%, 02/23/32 (Call 11/23/31)(a)	2,660	2,237,689
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	2,944	2,599,985
3.40%, 01/15/31 (Call 10/15/30)(a)	2,903	2,545,531
3.40%, 03/01/32 (Call 12/01/31)(a)	1,045	904,269
5.85%, 03/15/34 (Call 12/15/33)(a)	1,250	1,243,402
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	3,552	3,193,565
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	5,555	5,043,585
Markel Group Inc., 3.35%, 09/17/29 (Call 06/17/29)	2,354	2,134,312
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)	4,908	4,145,840

Security	Par (000)	Value

Insurance (continued)
2.38%, 12/15/31 (Call 09/15/31)(a)	$2,914	$2,402,668
5.15%, 03/15/34 (Call 12/15/33)(a)	2,595	2,577,731
5.40%, 09/15/33 (Call 06/15/33)(a)	4,080	4,123,115
5.75%, 11/01/32 (Call 08/01/32)(a)	3,587	3,722,800
5.88%, 08/01/33(a)	1,505	1,570,689
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	3,746	3,021,443
2.15%, 03/09/31(a)(b)	3,890	3,240,447
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)(a)	6,159	6,021,872
5.38%, 07/15/33 (Call 04/15/33)(a)	7,055	7,104,071
6.50%, 12/15/32(a)	2,304	2,507,349
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	5,018	3,975,780
2.40%, 01/11/32(a)(b)	4,525	3,699,718
2.95%, 04/09/30(a)(b)	5,998	5,305,947
4.30%, 08/25/29(b)	3,018	2,892,317
5.05%, 01/08/34(b)	3,410	3,330,711
5.15%, 03/28/33(b)	6,883	6,781,430
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5-year CMT + 3.982%)(b)(c)	8,220	8,191,888
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	300	328,797
8.25%, 12/01/31(a)(b)	1,830	2,027,616
New York Life Global Funding
1.20%, 08/07/30(a)(b)	4,197	3,320,739
1.85%, 08/01/31(a)(b)	3,490	2,796,915
4.55%, 01/28/33(a)(b)	6,320	5,988,098
5.00%, 01/09/34(a)(b)	6,205	6,064,737
New York Life Insurance Co., 5.88%, 05/15/33(b)	6,130	6,298,401
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(a)(b)(c)	9,528	7,917,016
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(a)(b)(c)	5,430	4,477,616
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(a)(b)(c)	5,798	5,100,225
5.95%, 04/16/54 (Call 04/16/34), (5-year CMT + 2.590%)(b)(c)	7,250	7,213,410
6.25%, 09/13/53 (Call 09/13/33), (5-year CMT + 2.954%)(a)(b)(c)	3,755	3,864,380
Northwestern Mutual Global Funding, 5.16%, 05/28/31(b)	2,585	2,573,854
Old Republic International Corp., 5.75%, 03/28/34 (Call 12/28/33)(a)	2,215	2,202,031
Pacific Life Global Funding II, 2.45%, 01/11/32(a)(b)	2,315	1,848,498
Pacific LifeCorp., 6.60%, 09/15/33(a)(b)	465	493,158
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,419	2,250,145
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(c)	3,375	3,062,953
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	4,043	3,345,027
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	4,036	3,349,215
5.38%, 03/15/33 (Call 12/15/32)(a)	2,750	2,736,436
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,495	1,986,606
1.63%, 11/19/30(a)(b)	1,940	1,525,323

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.50%, 09/16/29(a)(b)	$2,515	$2,190,153
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	3,413	2,943,561
3.20%, 03/26/30 (Call 12/26/29)	3,620	3,278,135
4.95%, 06/15/33 (Call 03/15/33)(a)	3,483	3,442,682
6.25%, 12/01/32(a)	1,565	1,672,132
Protective Life Corp., 3.40%, 01/15/30 (Call 10/15/29)(a)(b)	2,784	2,455,308
Protective Life Global Funding, 1.74%, 09/21/30(b)	3,677	2,979,666
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,185	2,706,205
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)(c)	5,039	4,332,950
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(c)	5,940	5,516,781
5.75%, 07/15/33(a)	2,480	2,577,318
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(c)	7,083	6,923,821
6.50%, 03/15/54 (Call 12/15/33), (5-year CMT + 2.404%)(a)(c)	4,825	4,837,205
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(a)(c)	3,080	3,153,566
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	6,411	5,712,445
3.63%, 03/24/32 (Call 12/24/31)(a)	2,582	2,303,223
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	4,304	3,799,107
5.75%, 09/15/34 (Call 06/15/34)	2,000	1,989,259
6.00%, 09/15/33 (Call 06/15/33)	2,960	3,002,968
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 (Call 03/05/33)	4,936	4,899,883
RGA Global Funding, 5.50%, 01/11/31(b)	2,645	2,632,750
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	5,212	4,307,432
4.75%, 04/08/32 (Call 01/08/32)(a)(b)	2,410	2,132,153
6.88%, 04/15/34 (Call 01/15/34)(b)	4,210	4,279,645
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	3,630	3,122,157
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	2,880	2,390,938
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31), (5-year CMT + 2.747%)(a)(b)(c)	4,570	3,881,080
5.88%, (Call 01/18/34), (5-year CMT + 2.841%)(b)(c)(d)	5,470	5,323,181
Swiss RE Subordinated Finance PLC, 5.70%,
04/05/35 (Call 01/05/34), (3-mo. SOFR +1.813%)(b)(c)	3,000	2,948,076
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	1,788	1,937,276
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(b)	1,415	1,214,940
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	455	464,023
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	4,754	4,229,205
5.35%, 05/15/33 (Call 02/15/33)	5,130	5,001,113
		575,517,048

Security	Par (000)	Value

Internet — 1.6%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)(a)	$9,325	$7,686,395
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	13,921	11,292,920
Amazon.com Inc.
1.50%, 06/03/30 (Call 03/03/30)	12,071	9,998,866
2.10%, 05/12/31 (Call 02/12/31)	17,587	14,706,539
3.60%, 04/13/32 (Call 01/13/32)	14,899	13,616,159
4.65%, 12/01/29 (Call 10/01/29)(a)	9,023	8,990,893
4.70%, 12/01/32 (Call 09/01/32)(a)	13,313	13,103,919
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	1,250	1,051,950
2.38%, 08/23/31 (Call 05/23/31)	2,560	2,111,744
3.43%, 04/07/30 (Call 01/07/30)	2,295	2,077,205
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	9,278	9,056,523
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,882	4,143,523
2.70%, 03/11/30 (Call 12/11/29)(a)	6,008	5,265,343
6.30%, 11/22/32 (Call 08/22/32)	2,765	2,926,511
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	3,481	2,997,306
3.25%, 02/15/30 (Call 11/15/29)(a)	8,208	7,331,172
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	3,427	3,110,497
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)(b)	6,210	5,343,793
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	18,123	16,741,040
4.80%, 05/15/30 (Call 03/15/30)	6,688	6,658,760
4.95%, 05/15/33 (Call 02/15/33)(a)	10,902	10,896,597
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	6,866	6,722,247
5.38%, 11/15/29(b)	6,115	6,155,821
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	9,765	7,913,600
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	6,577	5,748,456
4.19%, 01/19/32 (Call 10/19/31)(b)	5,185	4,467,121
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	11,045	9,449,667
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	3,375	2,923,134
Tencent Music Entertainment Group, 2.00%,
09/03/30 (Call 06/03/30)(a)	3,538	2,909,595
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	4,975	4,129,628
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	6,033	5,251,607
		214,778,531
Iron & Steel — 0.3%
ArcelorMittal SA, 6.80%, 11/29/32 (Call 08/29/32)(a)	6,108	6,507,512
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	3,105	2,884,402
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	3,698	3,251,533
3.13%, 04/01/32 (Call 01/01/32)(a)	3,667	3,167,985
POSCO, 5.88%, 01/17/33(b)	25	25,499
Reliance Inc., 2.15%, 08/15/30 (Call 05/15/30)(a)	3,822	3,173,709
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	3,236	2,854,527
3.45%, 04/15/30 (Call 01/15/30)	4,300	3,904,888
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	8,182	7,336,313

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
6.13%, 06/12/33 (Call 03/12/33)(a)	$8,355	$8,377,884
8.25%, 01/17/34(a)	2,290	2,667,284
		44,151,536
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)(a)	3,590	2,848,955
4.40%, 09/15/32 (Call 06/15/32)(a)	2,915	2,599,598
		5,448,553
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	2,640	2,355,674
3.70%, 01/15/31 (Call 10/15/30)(a)	2,852	2,489,818
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)(a)	2,942	2,990,726
Las Vegas Sands Corp.
6.00%, 08/15/29 (Call 07/15/29)(a)	1,340	1,345,416
6.20%, 08/15/34 (Call 05/15/34)	770	775,922
Marriott International Inc./MD
5.30%, 05/15/34 (Call 02/15/34)	1,685	1,648,765
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	6,410	6,175,723
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	6,495	5,609,022
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,848	5,818,743
Series II, 2.75%, 10/15/33 (Call 07/15/33)	4,891	3,920,819
Sands China Ltd.
3.25%, 08/08/31 (Call 05/08/31)(a)	3,940	3,309,289
4.63%, 06/18/30 (Call 03/18/30)(a)	4,894	4,525,065
		40,964,982
Machinery — 0.8%
AGCO Corp., 5.80%, 03/21/34 (Call 12/21/33)(a)	4,410	4,402,286
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	3,208	2,685,259
2.60%, 09/19/29 (Call 06/19/29)(a)	2,870	2,561,193
2.60%, 04/09/30 (Call 01/09/30)	5,314	4,680,306
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	4,202	3,809,614
5.38%, 10/16/29(a)	3,068	3,141,154
7.13%, 03/03/31(a)	350	395,646
8.10%, 05/15/30(a)	955	1,105,277
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	1,825	1,635,297
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)(a)	3,124	2,564,130
3.50%, 10/01/30 (Call 07/01/30)	3,214	2,851,821
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	3,158	2,622,936
3.00%, 05/01/30 (Call 02/01/30)	3,351	2,926,437
Ingersoll Rand Inc.
5.31%, 06/15/31 (Call 04/15/31)	1,190	1,191,075
5.45%, 06/15/34 (Call 03/15/34)	2,680	2,686,013
5.70%, 08/14/33 (Call 05/14/33)	5,360	5,463,420
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,698	2,985,458
2.00%, 06/17/31	3,700	3,046,593
2.45%, 01/09/30(a)	3,394	2,984,306
2.80%, 07/18/29	1,428	1,289,535
3.90%, 06/07/32(a)	3,021	2,792,593
4.35%, 09/15/32(a)	3,355	3,202,369
4.70%, 06/10/30	5,995	5,907,454
4.85%, 10/11/29	2,542	2,534,102
4.90%, 03/07/31(a)	3,670	3,638,388

Security	Par (000)	Value

Machinery (continued)
5.10%, 04/11/34	$6,570	$6,534,027
5.15%, 09/08/33(a)	3,275	3,282,612
Nordson Corp., 5.80%, 09/15/33 (Call 06/15/33)	2,650	2,711,577
nVent Finance SARL
2.75%, 11/15/31 (Call 08/15/31)	1,970	1,611,003
5.65%, 05/15/33 (Call 02/15/33)	1,996	1,989,515
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)(a)	2,420	2,134,524
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	9,268	8,070,373
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)(a)	2,861	2,282,409
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34 (Call 12/11/33)(a)	1,470	1,474,484
Xylem Inc./New York, 2.25%, 01/30/31 (Call 10/30/30)(a)	4,508	3,748,303
		106,941,489
Manufacturing — 0.5%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	3,398	2,955,548
3.05%, 04/15/30 (Call 01/15/30)(a)	3,926	3,477,145
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	3,375	2,687,318
2.75%, 03/01/30 (Call 12/01/29)	4,852	4,226,321
Eaton Corp.
4.00%, 11/02/32	3,575	3,318,038
4.15%, 03/15/33 (Call 12/15/32)	8,160	7,610,672
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	2,789	2,551,831
4.50%, 09/15/29 (Call 07/15/29)	6,645	6,450,941
Pentair Finance Sarl, 5.90%, 07/15/32 (Call 04/15/32)	2,540	2,593,381
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(b)	10,532	8,817,111
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	6,430	5,441,203
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,093	2,575,320
3.00%, 06/01/30 (Call 03/01/30)	3,913	3,424,345
3.90%, 09/17/29 (Call 06/17/29)	2,031	1,894,389
6.10%, 11/15/33 (Call 08/15/33)	2,475	2,553,232
		60,576,795
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	6,441	4,937,407
2.80%, 04/01/31 (Call 01/01/31)(a)	9,652	7,875,486
4.40%, 04/01/33 (Call 01/01/33)(a)	6,322	5,555,097
6.55%, 06/01/34 (Call 03/01/34)	5,750	5,761,706
6.65%, 02/01/34 (Call 11/01/33)(a)	6,575	6,659,113
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10,670	8,500,235
1.95%, 01/15/31 (Call 10/15/30)	9,140	7,497,587
2.65%, 02/01/30 (Call 11/01/29)	9,716	8,529,711
3.40%, 04/01/30 (Call 01/01/30)	9,633	8,787,281
4.25%, 10/15/30 (Call 07/15/30)	9,226	8,782,425
4.25%, 01/15/33	10,124	9,404,116
4.65%, 02/15/33 (Call 11/15/32)(a)	6,730	6,459,481

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.80%, 05/15/33 (Call 02/15/33)(a)	$6,303	$6,093,154
5.30%, 06/01/34 (Call 03/01/34)(a)	5,700	5,695,544
5.50%, 11/15/32 (Call 08/15/32)	6,087	6,203,485
7.05%, 03/15/33	4,743	5,291,394
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	3,462	2,764,333
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	3,437	2,832,934
5.70%, 06/15/33 (Call 03/15/33)(a)(b)	2,766	2,747,084
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	7,466	6,569,611
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	3,478	2,999,996
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	4,143	3,746,844
6.50%, 10/13/33 (Call 07/13/33)(a)	6,362	6,647,030
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,370	1,547,431
Paramount Global
4.20%, 05/19/32 (Call 02/19/32)(a)	5,600	4,662,843
4.95%, 01/15/31 (Call 10/15/30)(a)	6,048	5,415,496
5.50%, 05/15/33	910	796,781
7.88%, 07/30/30	5,115	5,342,527
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	4,410	4,882,087
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	2,974	3,332,803
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	11,542	9,951,562
2.65%, 01/13/31(a)	15,474	13,430,616
3.80%, 03/22/30(a)	8,245	7,740,026
6.55%, 03/15/33(a)	2,100	2,315,967
		199,759,193
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)(a)	2,185	1,966,238

Mining — 1.5%
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(b)	6,309	5,357,413
2.88%, 03/17/31 (Call 12/17/30)(b)	3,549	3,009,238
5.50%, 05/02/33 (Call 02/02/33)(a)(b)	5,605	5,515,331
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	5,130	5,143,227
5.75%, 04/05/34 (Call 01/05/34)(a)(b)	6,230	6,218,147
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	4,745	4,126,447
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(b)	2,695	2,224,313
5.63%, 05/13/32 (Call 02/13/32)(b)	765	756,927
6.25%, 05/02/34 (Call 02/02/34)(b)	3,135	3,212,748
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (Call 11/28/32)(a)	4,785	4,669,878
5.25%, 09/08/30 (Call 07/08/30)	6,285	6,323,907
5.25%, 09/08/33 (Call 06/08/33)	8,990	8,938,539
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)(b)	7,385	6,485,405
3.15%, 01/14/30 (Call 10/14/29)(a)(b)	6,763	5,926,408
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	5,480	4,844,404
5.13%, 02/02/33 (Call 11/02/32)(b)	6,235	5,869,214
5.95%, 01/08/34 (Call 10/08/33)(a)(b)	5,027	4,966,826
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(b)	9,130	8,804,760

Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)(a)	$3,133	$2,945,757
4.63%, 08/01/30 (Call 08/01/25)(a)	4,265	4,079,720
5.25%, 09/01/29 (Call 09/01/24)(a)	2,941	2,937,829
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	6,225	5,230,814
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	4,810	3,951,701
2.85%, 04/27/31 (Call 01/27/31)(b)	3,927	3,307,887
5.63%, 04/04/34 (Call 01/04/34)(b)	6,175	6,066,214
5.70%, 05/08/33 (Call 02/08/33)(b)	3,263	3,247,722
6.38%, 10/06/30 (Call 08/06/30)(b)	4,205	4,375,039
6.50%, 10/06/33 (Call 07/06/33)(b)	6,045	6,315,901
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30 (Call 02/15/30)(a)(b)	7,431	7,257,632
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(b)	3,545	3,279,843
Kinross Gold Corp., 6.25%, 07/15/33 (Call 04/15/33)(a)	5,146	5,397,136
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31 (Call 02/12/31)(a)(b)	3,130	2,814,950
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	6,702	5,657,742
2.60%, 07/15/32 (Call 04/15/32)(a)	6,356	5,255,270
2.80%, 10/01/29 (Call 07/01/29)	4,695	4,165,454
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)(b)	3,707	3,320,794
5.35%, 03/15/34 (Call 12/15/33)(b)	4,110	4,081,856
Nexa Resources SA, 6.75%, 04/09/34 (Call 01/09/34)(b)	3,255	3,275,832
Northern Star Resources Ltd., 6.13%, 04/11/33 (Call 01/11/33)(b)	3,755	3,772,556
Rio Tinto Alcan Inc.
6.13%, 12/15/33(a)	2,733	2,879,120
7.25%, 03/15/31(a)	2,972	3,280,606
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)(a)	4,265	4,223,775
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(a)(b)	4,462	4,001,467
Vale Canada Ltd., 7.20%, 09/15/32(a)	824	872,616
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	3,608	2,994,030
		201,382,395
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	6,011	5,191,128

Oil & Gas — 4.3%
Aker BP ASA
3.10%, 07/15/31 (Call 04/15/31)(b)	6,099	5,164,076
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	6,485	5,938,807
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	4,990	4,509,623
6.00%, 06/13/33 (Call 03/13/33)(b)	5,839	5,891,196
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	1,984	1,834,963
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	6,447	5,324,998
2.72%, 01/12/32 (Call 10/12/31)	12,280	10,413,754
3.63%, 04/06/30 (Call 01/06/30)	8,084	7,499,480
4.81%, 02/13/33 (Call 11/13/32)(a)	13,575	13,129,445
4.89%, 09/11/33 (Call 06/11/33)	9,363	9,089,931

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.97%, 10/17/29 (Call 09/17/29)	$4,750	$4,722,740
4.99%, 04/10/34 (Call 01/10/34)	6,375	6,206,002
BP Capital Markets PLC
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(a)(c)(d)	12,136	11,450,414
6.45%, (Call 12/01/33), (5-year CMT + 2.153%)(a)(c)(d)	2,275	2,325,862
Burlington Resources LLC
7.20%, 08/15/31	2,973	3,323,597
7.40%, 12/01/31(a)	809	916,374
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,558	3,102,892
6.45%, 06/30/33(a)	995	1,050,764
7.20%, 01/15/32(a)	2,499	2,727,929
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)	3,185	2,620,837
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	9,446	8,137,992
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)(a)	3,380	3,124,379
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	102,786
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	3,420	3,095,798
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	3,100	3,648,675
Conoco Funding Co., 7.25%, 10/15/31(a)	2,760	3,103,685
ConocoPhillips Co.
5.05%, 09/15/33 (Call 06/15/33)	6,635	6,546,269
5.90%, 10/15/32(a)	2,315	2,433,852
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	5,450	4,416,682
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	9,368	9,229,762
Coterra Energy Inc., 5.60%, 03/15/34 (Call 12/15/33)(a)	3,225	3,205,470
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	4,205	4,024,239
7.88%, 09/30/31(a)	3,430	3,889,486
7.95%, 04/15/32(a)	2,761	3,147,909
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	5,153	4,513,705
3.50%, 12/01/29 (Call 09/01/29)(a)	6,284	5,764,773
5.15%, 01/30/30 (Call 12/30/29)	6,700	6,637,915
5.40%, 04/18/34 (Call 01/18/34)(a)	8,260	8,142,239
6.25%, 03/15/33 (Call 12/15/32)(a)	6,943	7,252,260
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	3,695	3,130,950
5.25%, 11/06/29 (Call 08/06/29)(a)(b)	2,910	2,839,465
6.15%, 05/10/33 (Call 02/10/33)(a)(b)	4,695	4,690,803
Eni SpA, 5.50%, 05/15/34 (Call 02/15/34)(b)	4,740	4,708,601
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)	5,180	5,014,179
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	3,193	2,792,932
5.75%, 02/01/34 (Call 11/01/33)(a)	5,270	5,213,780
7.00%, 02/01/30 (Call 11/01/29)(a)	4,486	4,739,719
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)(a)	3,401	2,950,839
3.13%, 04/06/30 (Call 01/06/30)(a)	8,943	8,128,375
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	1,874	1,667,108
2.61%, 10/15/30 (Call 07/15/30)	12,265	10,710,753

Security	Par (000)	Value

Oil & Gas (continued)
3.48%, 03/19/30 (Call 12/19/29)(a)	$12,325	$11,435,245
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	3,950	3,277,949
Hess Corp.
7.13%, 03/15/33	3,685	4,137,059
7.30%, 08/15/31	4,279	4,775,675
7.88%, 10/01/29	3,403	3,799,085
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)(a)	2,409	2,240,645
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33 (Call 06/18/33)(b)	135	145,616
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	3,850	3,118,500
5.38%, 04/24/30(b)	5,505	5,312,325
Marathon Oil Corp.
5.70%, 04/01/34 (Call 01/01/34)(a)	3,545	3,607,588
6.80%, 03/15/32(a)	3,824	4,161,571
Occidental Petroleum Corp.
3.50%, 08/15/29 (Call 05/15/29)(a)	1,490	1,343,512
6.13%, 01/01/31 (Call 07/01/30)(a)	6,955	7,105,506
6.63%, 09/01/30 (Call 03/01/30)	8,972	9,372,600
7.50%, 05/01/31(a)	5,250	5,777,754
7.88%, 09/15/31(a)	3,238	3,627,425
8.88%, 07/15/30 (Call 01/15/30)	6,028	6,905,436
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)(a)	3,995	4,101,444
7.20%, 11/01/31	2,440	2,626,401
7.38%, 11/01/31	3,280	3,571,863
8.13%, 09/15/30	2,205	2,479,918
Patterson-UTI Energy Inc.
5.15%, 11/15/29 (Call 08/15/29)(a)	1,135	1,105,164
7.15%, 10/01/33 (Call 07/01/33)	2,825	2,991,937
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(a)(b)	5,790	4,747,800
3.10%, 01/21/30 (Call 10/21/29)(b)	3,570	3,149,561
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	5,355	4,667,931
3.65%, 07/30/29(a)(b)	4,270	3,921,730
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	8,685	7,174,590
3.50%, 04/21/30 (Call 01/21/30)(a)(b)	15,514	14,152,802
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)	5,824	4,817,343
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	3,949	3,549,355
5.25%, 06/15/31 (Call 04/15/31)(a)	4,155	4,115,330
5.30%, 06/30/33 (Call 03/30/33)(a)	6,193	6,090,897
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	6,344	5,302,145
2.15%, 01/15/31 (Call 10/15/30)(a)	5,309	4,456,353
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(a)(b)	2,510	2,216,782
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(b)
Raizen Fuels Finance SA, 6.45%, 03/05/34 (Call 12/05/33)(b)	7,485	7,600,109
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	9,610	8,084,826
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	17,905	15,192,572
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	6,274	5,434,583
6.88%, 09/19/33 (Call 06/19/33)(a)(b)	5,095	5,333,935

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Saudi Arabian Oil Co., 2.25%, 11/24/30 (Call 08/24/30)(a)(b)	$12,515	$10,434,381
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	9,288	8,158,978
2.75%, 04/06/30 (Call 01/06/30)(a)	10,697	9,496,674
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	7,515	6,434,160
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	9,570	8,497,153
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	4,392	4,004,501
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	6,197	5,628,575
Suncor Energy Inc., 7.15%, 02/01/32	3,565	3,893,573
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(a)(b)	3,768	3,079,926
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	2,403	2,016,178
Tosco Corp., 8.13%, 02/15/30	2,617	3,002,324
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	8,193	7,322,563
TotalEnergies Capital SA, 5.15%, 04/05/34 (Call 01/05/34)(a)	8,240	8,218,419
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	2,985	2,518,914
7.50%, 04/15/32	4,530	5,114,835
Var Energi ASA, 8.00%, 11/15/32 (Call 08/15/32)(b)	5,728	6,400,983
		572,427,392
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	3,473	3,137,045
4.49%, 05/01/30 (Call 02/01/30)	3,291	3,163,632
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	6,670	5,940,162
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	3,749	3,434,953
Schlumberger Holdings Corp., 5.00%, 11/15/29 (Call 10/15/29)(a)(b)	1,500	1,482,153
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	7,105	6,221,661
4.85%, 05/15/33 (Call 02/15/33)(a)	2,655	2,599,028
5.00%, 06/01/34 (Call 03/01/34)(a)	2,825	2,770,088
		28,748,722
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)(a)	2,970	2,997,229
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	3,148	2,676,580
2.69%, 05/25/31 (Call 02/25/31)(a)	5,043	4,211,700
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,615	1,401,592
Berry Global Inc.
5.65%, 01/15/34 (Call 10/15/33)(b)	4,885	4,769,023
5.80%, 06/15/31 (Call 04/15/31)(b)	2,960	2,945,189
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(a)(b)	3,833	3,333,549
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	3,678	3,270,980
5.70%, 12/01/33 (Call 09/01/33)(a)	2,055	2,081,481

Security	Par (000)	Value

Packaging & Containers (continued)
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(b)	$1,560	$1,539,247
5.44%, 04/03/34 (Call 01/03/34)(b)	5,896	5,787,148
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)(a)	3,047	2,545,117
3.13%, 05/01/30 (Call 02/01/30)(a)	3,949	3,491,883
WestRock MWV LLC
7.95%, 02/15/31	2,005	2,264,093
8.20%, 01/15/30	2,945	3,328,845
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	3,710	3,089,371
4.20%, 06/01/32 (Call 03/01/32)(a)	2,858	2,651,745
		52,384,772
Pharmaceuticals — 3.6%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	31,576	28,788,162
4.95%, 03/15/31 (Call 01/15/31)(a)	9,060	8,984,364
5.05%, 03/15/34 (Call 12/15/33)	18,100	17,907,091
Astrazeneca Finance LLC.
2.25%, 05/28/31 (Call 02/28/31)(a)	4,579	3,848,328
4.88%, 03/03/33 (Call 12/03/32)(a)	3,330	3,283,989
4.90%, 03/03/30 (Call 01/03/30)(a)	4,070	4,063,120
4.90%, 02/26/31 (Call 12/26/30)	5,920	5,877,990
5.00%, 02/26/34 (Call 11/26/33)	6,800	6,715,570
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	7,859	6,374,682
Bayer U.S. Finance LLC
6.38%, 11/21/30 (Call 09/21/30)(b)	7,425	7,591,369
6.50%, 11/21/33 (Call 08/21/33)(b)	10,985	11,238,712
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	6,198	5,032,197
2.82%, 05/20/30 (Call 02/20/30)	4,730	4,140,297
4.30%, 08/22/32 (Call 05/22/32)	3,269	3,038,885
5.11%, 02/08/34 (Call 11/08/33)	2,509	2,447,590
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)(a)	7,857	6,307,431
2.95%, 03/15/32 (Call 12/15/31)	10,630	9,120,228
3.40%, 07/26/29 (Call 04/26/29)	9,617	8,907,106
5.10%, 02/22/31 (Call 12/22/30)(a)	6,525	6,510,141
5.20%, 02/22/34 (Call 11/22/33)	14,826	14,730,242
5.75%, 02/01/31 (Call 12/01/30)	6,300	6,516,226
5.90%,11/15/33(Call08/15/33)(a)	6,185	6,461,428
Cardinal Health Inc., 5.45%, 02/15/34 (Call 11/15/33)	1,250	1,242,693
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	6,239	5,293,052
2.80%, 05/15/30 (Call 02/15/30)	3,550	3,105,947
5.13%, 02/15/34 (Call 11/15/33)(a)	2,100	2,055,034
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	9,244	7,687,401
2.40%, 03/15/30 (Call 12/15/29)	8,463	7,266,172
5.13%, 05/15/31 (Call 03/15/31)(a)	4,810	4,758,501
5.25%, 02/15/34 (Call 11/15/33)	8,035	7,875,778
5.40%, 03/15/33 (Call 12/15/32)(a)	5,063	5,056,636
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	7,401	5,970,279
1.88%, 02/28/31 (Call 11/28/30)	7,331	5,832,318
2.13%, 09/15/31 (Call 06/15/31)(a)	6,234	4,969,403
3.25%, 08/15/29 (Call 05/15/29)	9,575	8,645,683
3.75%, 04/01/30 (Call 01/01/30)	8,937	8,160,036
5.13%, 02/21/30 (Call 12/21/29)	9,240	9,086,278

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.25%, 01/30/31 (Call 11/30/30)(a)	$4,456	$4,388,193
5.25%, 02/21/33 (Call 11/21/32)	10,456	10,164,035
5.30%, 06/01/33 (Call 03/01/33)(a)	7,791	7,581,233
5.55%, 06/01/31 (Call 04/01/31)	7,410	7,389,563
5.70%, 06/01/34 (Call 03/01/34)(a)	7,150	7,115,394
Eli Lilly & Co.
4.70%, 02/27/33 (Call 11/27/32)	6,283	6,139,761
4.70%, 02/09/34 (Call 11/09/33)	7,980	7,756,014
GlaxoSmithKline Capital Inc., 5.38%,
04/15/34(a)	305	316,534
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	2,470	2,305,097
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(a)	10,574	8,646,027
4.38%, 12/05/33 (Call 06/05/33)(a)	1,145	1,114,265
4.90%, 06/01/31 (Call 04/01/31)	6,635	6,644,351
4.95%, 05/15/33(a)	1,710	1,739,109
4.95%, 06/01/34 (Call 03/01/34)(a)	5,700	5,707,158
6.95%, 09/01/29(a)	1,530	1,693,931
McKesson Corp., 5.10%, 07/15/33
(Call 04/15/33)(a)	3,076	3,062,333
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	7,532	6,157,147
2.15%, 12/10/31 (Call 09/10/31)	12,079	9,981,682
4.30%, 05/17/30 (Call 03/17/30)(a)	5,860	5,671,956
4.50%, 05/17/33 (Call 02/17/33)	9,073	8,720,205
6.50%, 12/01/33	595	657,348
Novartis Capital Corp., 2.20%, 08/14/30
(Call 05/14/30)(a)	9,057	7,791,902
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	6,582	5,481,720
1.75%, 08/18/31 (Call 05/18/31)	6,284	5,061,750
2.63%, 04/01/30 (Call 01/01/30)	8,371	7,360,936
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)(a)	15,940	15,592,697
4.75%, 05/19/33 (Call 02/19/33)	29,503	28,526,542
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 (Call 12/31/29)	14,919	12,546,802
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	8,738	7,356,918
Wyeth LLC, 6.50%, 02/01/34	4,890	5,338,283
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,630	3,866,458
5.60%, 11/16/32 (Call 08/16/32)(a)	4,848	4,950,403
		481,716,106
Pipelines — 3.6%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	3,565’	3,304,505
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	3,437	2,987,685
3.60%, 09/01/32 (Call 06/01/32)	3,362	2,884,732
5.63%, 08/01/34 (Call 05/01/34)	1,900	1,860,166
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	5,442	4,652,450
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	7,301	6,712,715
Cheniere Energy Inc., 5.65%, 04/15/34 (Call 10/15/33)(a)(b)	8,890	8,815,515
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	7,632	6,468,387
4.00%, 03/01/31 (Call 03/01/26)(a)	9,220	8,309,571
4.50%, 10/01/29 (Call 10/01/24)	8,948	8,503,499

Security	Par (000)	Value

Pipelines (continued)
5.75%, 08/15/34 (Call 02/15/34)(b)	$5,750	$5,711,654
5.95%, 06/30/33 (Call 12/30/32)(a)	8,827	8,905,041
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(a)(b)	4,003	3,560,699
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	1,165	1,319,179
Columbia Pipelines Holding Co. LLC, 5.68%,
01/15/34 (Call 10/15/33)(b)	2,910	2,853,745
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(b)	3,090	3,135,446
6.04%, 11/15/33 (Call 08/15/33)(b)	9,225	9,402,978
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	3,125	2,664,326
8.13%, 08/16/30	2,210	2,496,150
DT Midstream Inc., 4.30%, 04/15/32
(Call 01/15/32)(b)	4,100	3,683,682
Eastern Gas Transmission & Storage Inc.,
3.00%, 11/15/29 (Call 08/15/29)	3,310	2,940,734
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(a)(b)	2,064	1,744,704
8.38%, 06/15/32	1,645	1,890,851
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	6,603	5,211,735
3.13%, 11/15/29 (Call 08/15/29)	5,640	5,076,709
5.63%, 04/05/34 (Call 01/05/34)	7,090	7,047,317
5.70%, 03/08/33 (Call 12/08/32)	13,340	13,386,303
6.20%, 11/15/30 (Call 09/15/30)(a)	3,450	3,607,238
7.63%, 01/15/83 (Call 10/15/32),
(5-year CMT + 4.418%)(a)(c)	1,835	1,858,021
8.50%, 01/15/84 (Call 10/15/33),
(5-year CMT + 4.431%)(a)(c)	3,530	3,793,698
Series 20-A, 5.75%, 07/15/80
(Call 04/15/30), (5-year CMT + 5.314%)(c)	5,333	4,969,870
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	9,046	8,274,406
4.15%, 09/15/29 (Call 06/15/29)	3,306	3,119,093
5.55%, 05/15/34 (Call 02/15/34)	2,460	2,418,886
5.75%, 02/15/33 (Call 11/15/32)	9,362	9,360,594
6.40%, 12/01/30 (Call 10/01/30)	6,127	6,394,848
6.55%, 12/01/33 (Call 09/01/33)	9,465	9,976,314
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	4,950	5,138,922
8.25%, 11/15/29 (Call 08/15/29)(a)	1,760	1,964,343
EnLink Midstream LLC, 6.50%, 09/01/30
(Call 03/01/30)(b)	1,545	1,578,238
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	8,066	7,169,583
4.85%, 01/31/34 (Call 10/31/33)(a)	6,610	6,398,547
5.35%, 01/31/33 (Call 10/31/32)(a)	6,113	6,135,439
Series D, 6.88%, 03/01/33	3,175	3,511,208
Flex Intermediate Holdco LLC, 3.36%, 06/30/31
(Call 12/30/30)(b)	5,110	4,202,792
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	4,277	3,436,681
2.55%, 07/01/30 (Call 04/01/30)(a)(b)	3,294	2,829,805
GNL Quintero SA, 4.63%, 07/31/29(b)	2,443	2,383,555
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	1,005	1,116,556
7.40%, 03/15/31	1,697	1,861,919
7.75%, 03/15/32	2,230	2,498,508
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	5,126	4,171,526
4.80%, 02/01/33 (Call 11/01/32)	5,063	4,762,943

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 06/01/33 (Call 03/01/33)	$9,302	$8,979,248
5.40%, 02/01/34 (Call 11/01/33)	6,375	6,237,820
7.75%, 01/15/32	6,129	6,886,662
7.80%, 08/01/31	3,263	3,695,433
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	9,919	8,472,466
4.95%, 09/01/32 (Call 06/01/32)(a)	6,480	6,167,211
5.00%, 03/01/33 (Call 12/01/32)	6,815	6,475,545
5.50%, 06/01/34 (Call 03/01/34)	4,245	4,152,024
NGPL PipeCo LLC, 3.25%, 07/15/31 (Call 04/15/31)(a)(b)	4,835	4,106,771
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5,244	4,647,410
3.25%, 06/01/30 (Call 03/01/30)(a)	3,093	2,765,384
3.40%, 09/01/29 (Call 06/01/29)	4,356	3,970,161
5.80%, 11/01/30 (Call 09/01/30)	3,578	3,643,284
6.05%, 09/01/33 (Call 06/01/33)	9,262	9,480,993
6.10%, 11/15/32 (Call 08/15/32)(a)	4,940	5,090,244
6.35%, 01/15/31 (Call 10/15/30)	3,089	3,221,267
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	323	338,467
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	6,586	5,984,400
3.80%, 09/15/30 (Call 06/15/30)	5,082	4,623,617
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	12,683	12,114,165
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	737	829,542
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	4,640	4,163,654
6.13%, 03/15/33 (Call 12/15/32)	5,563	5,711,486
6.50%, 03/30/34 (Call 12/30/33)	6,108	6,446,890
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	6,250	5,586,570
4.88%, 02/01/31 (Call 02/01/26)	6,260	5,945,130
5.50%, 03/01/30 (Call 03/01/25)	6,312	6,224,078
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30 (Call 12/01/29)(b)	6,354	5,516,795
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	3,198	3,477,862
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	6,679	5,545,573
4.10%, 04/15/30 (Call 01/15/30)(a)	7,981	7,486,653
4.63%, 03/01/34 (Call 12/01/33)	8,140	7,562,167
5.60%, 03/31/34(a)	545	539,396
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29), (1-day SOFR + 4.416%)(c)	5,827	5,328,706
5.60%, 03/07/82 (Call 12/07/31), (5-year CMT + 3.986%)(a)(c)	4,546	4,093,423
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	4,434	3,967,850
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	7,336	6,790,446
6.15%, 04/01/33 (Call 01/01/33)	5,093	5,168,458
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	9,014	7,577,951
3.50%, 11/15/30 (Call 08/15/30)	6,240	5,618,009
4.65%, 08/15/32 (Call 05/15/32)	6,172	5,848,646
5.15%, 03/15/34 (Call 12/15/33)	4,795	4,654,621

Security	Par (000)	Value

Pipelines (continued)
5.65%, 03/15/33 (Call 12/15/32)	$4,618	$4,644,425
7.75%, 06/15/31(a)	1,842	2,023,460
8.75%, 03/15/32	2,776	3,285,117
Series A, 7.50%, 01/15/31	2,202	2,425,496
		485,978,987
Private Equity — 0.0%
Apollo Management Holdings LP, 2.65%, 06/05/30 (Call 03/05/30)(a)(b)	3,563	3,089,733
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,962	2,710,016
		5,799,749
Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)(a)	3,498	2,883,049
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	2,415	2,048,235
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	295	244,000
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Call 07/15/31)(b)	5,545	4,485,144
		9,660,428
Real Estate Investment Trusts — 4.8%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)	1,160	904,974
2.90%, 10/01/30 (Call 07/01/30)(a)	2,415	2,065,893
4.80%, 10/01/32 (Call 07/01/32)(a)	1,150	1,078,064
5.63%, 06/15/34 (Call 03/15/34)	470	462,311
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	5,390	4,040,765
2.00%, 05/18/32 (Call 02/18/32)	7,770	6,056,659
2.75%, 12/15/29 (Call 09/15/29)	2,577	2,256,357
2.95%, 03/15/34 (Call 12/15/33)	4,435	3,572,280
3.38%, 08/15/31 (Call 05/15/31)	4,330	3,804,053
4.50%, 07/30/29 (Call 04/30/29)	1,721	1,651,824
4.70%, 07/01/30 (Call 04/01/30)	2,660	2,554,861
4.90%, 12/15/30 (Call 09/15/30)(a)	4,153	4,046,817
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	3,120	2,557,684
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	2,598	2,098,616
3.63%, 04/15/32 (Call 01/15/32)	3,416	2,959,256
5.50%, 02/01/34 (Call 11/01/33)	2,900	2,839,316
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5,022	4,055,573
2.10%, 06/15/30 (Call 03/15/30)	4,614	3,834,287
2.30%, 09/15/31 (Call 06/15/31)	4,586	3,716,311
2.70%, 04/15/31 (Call 01/15/31)	4,310	3,625,273
2.90%, 01/15/30 (Call 10/15/29)	5,125	4,495,134
3.80%, 08/15/29 (Call 05/15/29)	321	297,048
4.05%, 03/15/32 (Call 12/15/31)	4,269	3,869,632
5.45%, 02/15/34 (Call 11/15/33)(a)	4,065	4,014,367
5.55%, 07/15/33 (Call 04/15/33)(a)	5,270	5,236,258
5.65%, 03/15/33 (Call 12/15/32)(a)	5,076	5,086,721
5.90%, 11/15/33 (Call 08/15/33)(a)	4,725	4,828,283
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)(a)	5,840	4,745,718
2.30%, 03/01/30 (Call 12/01/29)	4,368	3,753,827
2.45%, 01/15/31 (Call 10/17/30)	3,691	3,125,262
5.00%, 02/15/33 (Call 11/15/32)	1,735	1,683,021
5.30%, 12/07/33 (Call 09/07/33)(a)	2,355	2,330,951

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.35%, 06/01/34 (Call 03/01/34)	$1,010	$1,002,681
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	4,915	3,633,470
2.55%, 04/01/32 (Call 01/01/32)	5,585	4,351,600
2.90%, 03/15/30 (Call 12/15/29)	4,191	3,545,873
3.25%, 01/30/31 (Call 10/30/30)	7,753	6,535,368
3.40%, 06/21/29 (Call 03/21/29)	249	220,137
6.50%, 01/15/34 (Call 10/15/33)(a)	4,580	4,652,675
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	2,930	2,393,316
4.05%, 07/01/30 (Call 04/01/30)	4,865	4,478,704
5.50%, 02/15/34 (Call 11/15/33)	1,905	1,858,651
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	2,232	1,771,313
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	4,482	3,927,454
3.15%, 07/01/29 (Call 04/01/29)	3,586	3,240,861
4.90%, 01/15/34 (Call 10/15/33)(a)	2,185	2,080,950
Cibanco SA Ibm/PLA Administradora Industrial
S de RL de CV, 4.96%, 07/18/29
(Call 04/18/29)(b)	2,360	2,242,601
COPT Defense Properties LP
2.75%, 04/15/31 (Call 01/15/31)(a)	3,601	2,963,087
2.90%, 12/01/33 (Call 09/01/33)	305	238,253
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	6,436	5,179,301
2.25%, 01/15/31 (Call 10/15/30)	6,930	5,674,399
2.50%, 07/15/31 (Call 04/15/31)	5,453	4,481,279
3.10%, 11/15/29 (Call 08/15/29)	3,897	3,469,157
3.30%, 07/01/30 (Call 04/01/30)(a)	4,848	4,287,958
5.10%, 05/01/33 (Call 02/01/33)(a)	4,971	4,772,017
5.80%, 03/01/34 (Call 12/01/33)(a)	4,965	4,997,773
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,515	1,210,277
2.50%, 02/15/32 (Call 11/15/31)(a)	2,840	2,298,798
3.00%, 02/15/30 (Call 11/15/29)	2,376	2,082,283
DOC DR LLC, 2.63%, 11/01/31
(Call 08/01/31)(a)	2,655	2,183,473
EPR Properties, 3.60%, 11/15/31
(Call 08/15/31)	1,815	1,507,090
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 (Call 03/15/34)	2,825	2,792,083
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	7,039	5,837,049
2.50%, 05/15/31 (Call 02/15/31)	7,133	5,921,456
3.20%, 11/18/29 (Call 08/18/29)	7,346	6,580,261
3.90%, 04/15/32 (Call 01/15/32)(a)	10,333	9,322,691
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	4,147	3,333,323
2.50%, 02/15/30 (Call 11/15/29)	3,237	2,803,095
3.00%, 07/01/29 (Call 04/01/29)(a)	310	280,246
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)(a)	2,384	1,941,082
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	2,060	1,618,234
2.55%, 06/15/31 (Call 03/15/31)(a)	1,787	1,473,316
2.65%, 03/15/32 (Call 12/15/31)	3,700	3,021,981
3.00%, 01/15/30 (Call 10/15/29)(a)	3,441	3,026,895
5.50%, 04/01/34 (Call 01/01/34)	1,060	1,041,490
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	2,481	2,031,336

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.35%, 03/15/32 (Call 12/15/31)	$3,580	$2,836,953
2.40%, 10/15/31 (Call 07/15/31)(a)	3,329	2,711,558
2.55%, 06/01/31 (Call 03/01/31)(a)	2,740	2,262,124
4.00%, 06/15/29 (Call 03/15/29)	1,906	1,782,988
5.40%, 02/01/34 (Call 11/01/33)	3,160	3,073,226
5.50%, 07/01/30 (Call 05/01/30)	2,780	2,780,851
5.90%, 01/15/31 (Call 11/15/30)(a)	3,285	3,343,698
Federal Realty OP LP, 3.50%, 06/01/30
(Call 03/01/30)(a)	2,379	2,141,057
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	4,871	4,042,221
4.00%, 01/15/30 (Call 10/15/29)(a)	4,311	3,905,987
4.00%, 01/15/31 (Call 10/15/30)	4,409	3,914,744
6.75%, 12/01/33 (Call 09/01/33)	1,625	1,687,563
Goodman U.S. Finance Five LLC, 4.63%,
05/04/32 (Call 02/04/32)(b)	230	210,002
HAT Holdings I LLC/HAT Holdings II LLC,
3.75%, 09/15/30(a)(b)	175	151,627
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	4,708	3,698,243
2.05%, 03/15/31 (Call 12/15/30)(a)	1,880	1,445,534
2.40%, 03/15/30 (Call 12/15/29)	1,810	1,478,496
3.10%, 02/15/30 (Call 11/15/29)	3,928	3,410,686
Healthpeak OP LLC
2.88%, 01/15/31 (Call 10/15/30)	3,663	3,140,936
3.00%, 01/15/30 (Call 10/15/29)(a)	4,586	4,047,295
5.25%, 12/15/32 (Call 09/15/32)(a)	3,894	3,817,644
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	2,030	1,610,713
3.05%, 02/15/30 (Call 11/15/29)(a)	2,453	2,066,931
7.65%, 02/01/34 (Call 11/01/33)(a)	175	187,645
Host Hotels & Resorts LP
5.70%, 07/01/34 (Call 04/01/34)	2,000	1,960,208
Series H, 3.38%, 12/15/29 (Call 09/15/29)	3,360	2,985,014
Series I, 3.50%, 09/15/30 (Call 06/15/30)	6,650	5,866,648
Series J, 2.90%, 12/15/31 (Call 09/15/31)	2,445	2,026,399
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	3,799	2,981,796
2.70%, 01/15/34 (Call 10/15/33)	670	526,090
4.15%, 04/15/32 (Call 01/15/32)(a)	3,360	3,057,715
5.45%, 08/15/30 (Call 06/15/30)(a)	2,855	2,844,681
5.50%, 08/15/33 (Call 05/15/33)(a)	2,678	2,643,373
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	3,490	2,600,926
2.65%, 11/15/33 (Call 08/15/33)	2,030	1,485,543
3.05%, 02/15/30 (Call 11/15/29)	3,606	3,036,249
4.25%, 08/15/29 (Call 05/15/29)	1,571	1,414,876
Kimco Realty OP LLC
2.25%, 12/01/31 (Call 09/01/31)	2,797	2,226,951
2.70%, 10/01/30 (Call 07/01/30)(a)	3,952	3,389,627
3.20%, 04/01/32 (Call 01/01/32)(a)	3,500	2,984,835
4.60%, 02/01/33 (Call 11/01/32)(a)	3,130	2,922,267
6.40%, 03/01/34 (Call 12/01/33)(a)	2,038	2,151,623
Kite Realty Group LP, 5.50%, 03/01/34
(Call 12/01/33)	475	463,393
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	2,000	1,898,912
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	2,200	1,737,278
2.70%, 09/15/30 (Call 06/15/30)(a)	2,361	1,965,116

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	$2,917	$2,318,325
2.75%, 03/15/30 (Call 12/15/29)(a)	1,798	1,581,515
5.00%, 03/15/34 (Call 12/15/33)(a)	1,725	1,665,128
5.30%, 02/15/32 (Call 12/15/31)	1,985	1,969,011
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)(a)	2,588	2,106,701
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,637	2,244,761
5.50%, 06/15/34 (Call 03/15/34)	2,275	2,244,337
5.60%, 10/15/33 (Call 07/15/33)(a)	2,925	2,912,222
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)(a)	3,392	2,717,699
3.38%, 02/01/31 (Call 11/01/30)(a)	4,155	3,535,425
3.63%, 10/01/29 (Call 07/01/29)	3,090	2,745,835
Phillips Edison Grocery Center Operating
Partnership I LP
2.63%, 11/15/31 (Call 08/15/31)(a)	2,110	1,711,124
5.75%, 07/15/34 (Call 04/15/34)(a)	1,725	1,707,102
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	1,340	964,123
3.15%, 08/15/30 (Call 05/15/30)	2,764	2,183,865
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	5,240	4,153,385
1.63%, 03/15/31 (Call 12/15/30)(a)	1,495	1,187,536
1.75%, 07/01/30 (Call 04/01/30)(a)	2,241	1,836,488
1.75%, 02/01/31 (Call 11/01/30)(a)	4,904	3,964,608
2.25%, 04/15/30 (Call 01/15/30)	6,237	5,322,467
2.25%, 01/15/32 (Call 10/15/31)(a)	3,906	3,171,242
2.88%, 11/15/29 (Call 08/15/29)(a)	2,282	2,039,974
4.63%, 01/15/33 (Call 10/15/32)(a)	4,825	4,601,291
4.75%, 06/15/33 (Call 03/15/33)	4,110	3,944,592
5.00%, 03/15/34 (Call 12/15/33)	5,190	5,060,804
5.13%, 01/15/34 (Call 10/15/33)	3,190	3,139,495
Prologis Targeted U.S. Logistics Fund LP,
5.50%, 04/01/34 (Call 01/01/34)(b)	425	421,232
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)(a)	3,265	2,673,060
2.30%, 05/01/31 (Call 02/01/31)(a)	4,018	3,349,819
5.10%, 08/01/33 (Call 05/01/33)	4,180	4,123,488
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	3,048	2,516,515
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	1,980	1,479,721
2.70%, 02/15/32 (Call 11/15/31)(a)	1,961	1,626,595
2.85%, 12/15/32 (Call 09/15/32)	3,725	3,060,542
3.10%, 12/15/29 (Call 09/15/29)	3,735	3,340,781
3.20%, 02/15/31 (Call 11/15/30)	2,596	2,265,798
3.25%, 06/15/29 (Call 03/15/29)(a)	2,375	2,175,861
3.25%, 01/15/31 (Call 10/15/30)	5,722	5,054,726
3.40%, 01/15/30 (Call 10/15/29)	3,122	2,824,841
4.00%, 07/15/29 (Call 04/15/29)(a)	2,159	2,032,188
4.85%, 03/15/30 (Call 01/15/30)	3,855	3,767,256
4.90%, 07/15/33 (Call 04/15/33)	3,965	3,780,786
5.13%, 02/15/34 (Call 11/15/33)	3,990	3,861,828
5.63%, 10/13/32 (Call 07/13/32)(a)	4,330	4,371,873
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	2,717	2,425,158
3.70%, 06/15/30 (Call 03/15/30)	3,713	3,392,460
5.25%, 01/15/34 (Call 10/15/33)(a)	1,445	1,405,900

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	$1,688	$1,373,919
2.15%, 09/01/31 (Call 06/01/31)(a)	4,275	3,407,179
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	4,808	3,962,156
3.90%, 10/15/29 (Call 07/15/29)	2,159	1,930,620
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)(a)	2,362	1,964,016
2.85%, 01/15/32 (Call 08/15/31)(a)	1,365	1,117,873
6.10%, 04/01/34 (Call 01/01/34)	1,320	1,308,366
Scentre Group Trust 1/Scentre Group Trust 2,
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,517	4,277,896
Scentre Group Trust 2, 5.13%, 09/24/80
(Call 06/24/30), (5-year CMT + 4.685%)(b)(c)	275	251,540
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)(a)	4,291	3,529,988
2.25%, 01/15/32 (Call 10/15/31)(a)	4,043	3,260,556
2.45%, 09/13/29 (Call 06/13/29)	7,496	6,534,345
2.65%, 07/15/30 (Call 04/15/30)	4,507	3,902,171
2.65%, 02/01/32 (Call 12/01/31)(a)	4,000	3,325,130
5.50%, 03/08/33 (Call 12/08/32)	3,180	3,187,003
6.25%, 01/15/34 (Call 10/15/33)(a)	2,345	2,468,319
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)(a)	2,228	1,779,147
2.75%, 11/18/30 (Call 08/18/30)(a)	2,189	1,787,048
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)(a)	4,307	3,538,292
4.20%, 04/15/32 (Call 01/15/32)	3,420	3,051,570
5.70%, 01/15/33 (Call 10/15/32)	1,888	1,858,166
Tanger Properties LP, 2.75%, 09/01/31
(Call 06/01/31)(a)	2,308	1,876,636
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(b)	3,465	3,037,675
7.38%, 02/13/34 (Call 11/13/33)(b)	2,265	2,247,972
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,040	783,410
2.10%, 08/01/32 (Call 05/01/32)	1,680	1,299,307
2.10%, 06/15/33 (Call 03/15/33)(a)	2,065	1,552,241
3.00%, 08/15/31 (Call 05/15/31)(a)	3,392	2,905,758
3.20%, 01/15/30 (Call 10/15/29)	3,718	3,328,969
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	2,812	2,293,439
3.00%, 01/15/30 (Call 10/15/29)	4,316	3,778,863
4.75%, 11/15/30 (Call 08/15/30)(a)	2,782	2,652,969
5.63%, 07/01/34 (Call 04/01/34)	1,600	1,577,337
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	6,076	5,820,724
5.13%, 05/15/32 (Call 02/15/32)(a)	8,973	8,480,224
5.75%, 04/01/34 (Call 01/01/34)(a)	3,480	3,422,757
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	6,185	5,573,094
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	6,166	5,771,026
Welltower OP LLC
2.75%, 01/15/31 (Call 10/15/30)	3,767	3,221,115
2.75%, 01/15/32 (Call 10/15/31)	2,945	2,459,679
2.80%, 06/01/31 (Call 03/01/31)(a)	4,873	4,140,662
3.10%, 01/15/30 (Call 10/15/29)	4,650	4,147,708
3.85%, 06/15/32 (Call 03/15/32)(a)	3,530	3,170,703
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	3,265	2,792,472
4.00%, 11/15/29 (Call 08/15/29)	4,657	4,357,329

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 04/15/30 (Call 01/15/30)	$5,168	$4,809,132
6.88%, 12/15/33(a)	130	141,425
7.38%, 03/15/32(a)	4,285	4,801,320
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	737	561,021
2.40%, 02/01/31 (Call 11/01/30)	3,179	2,642,976
2.45%, 02/01/32 (Call 11/01/31)	2,991	2,401,646
3.85%, 07/15/29 (Call 04/15/29)(a)	1,686	1,558,491
		643,273,838
Retail — 2.3%
7-Eleven Inc., 1.80%, 02/10/31
(Call 11/10/30)(a)(b)	10,546	8,415,228
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	4,756	4,231,466
5.27%, 02/12/34 (Call 11/12/33)(a)(b)	4,060	3,985,712
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)(a)	2,832	2,270,667
3.85%, 03/01/32 (Call 12/01/31)(a)	4,206	3,703,180
4.75%, 06/01/30 (Call 03/01/30)(a)	3,297	3,138,073
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	3,963	3,157,414
4.00%, 04/15/30 (Call 01/15/30)	4,870	4,564,600
4.75%, 08/01/32 (Call 05/01/32)(a)	4,700	4,492,248
4.75%, 02/01/33 (Call 11/01/32)	3,495	3,326,153
5.20%, 08/01/33 (Call 05/01/33)(a)	1,990	1,957,903
6.55%, 11/01/33 (Call 08/01/33)(a)	3,145	3,377,999
Best Buy Co. Inc., 1.95%, 10/01/30
(Call 07/01/30)(a)	4,352	3,578,820
CK Hutchison International 24 Ltd., 5.50%,
04/26/34 (Call 01/26/34)(a)(b)	6,593	6,614,748
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)(a)	10,874	9,067,371
1.75%, 04/20/32 (Call 01/20/32)	6,309	5,036,426
Darden Restaurants Inc., 6.30%, 10/10/33
(Call 07/10/33)(a)	3,600	3,699,844
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)(a)	4,764	4,014,772
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	7,961	7,230,873
5.00%, 11/01/32 (Call 08/01/32)(a)	4,557	4,434,746
5.45%, 07/05/33 (Call 04/05/33)(a)	5,385	5,331,881
Dollar Tree Inc., 2.65%, 12/01/31
(Call 09/01/31)(a)	5,101	4,207,724
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)(a)	3,259	2,634,896
2.75%, 02/01/32 (Call 11/01/31)(a)	3,283	2,716,896
6.88%, 11/01/33 (Call 08/01/33)(a)	2,818	3,088,771
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	7,907	6,253,407
1.88%, 09/15/31 (Call 06/15/31)	6,127	4,957,681
2.70%, 04/15/30 (Call 01/15/30)	9,199	8,116,229
2.95%, 06/15/29 (Call 03/15/29)	3,725	3,393,214
3.25%, 04/15/32 (Call 01/15/32)	7,391	6,513,772
4.50%, 09/15/32 (Call 06/15/32)(a)	7,582	7,339,644
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	8,088	6,553,332
2.63%, 04/01/31 (Call 01/01/31)(a)	8,962	7,612,881
3.75%, 04/01/32 (Call 01/01/32)	9,027	8,163,971
4.50%, 04/15/30 (Call 01/15/30)	7,826	7,568,126
5.00%, 04/15/33 (Call 01/15/33)(a)	6,607	6,481,052
5.15%, 07/01/33 (Call 04/01/33)(a)	6,849	6,791,354

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	$4,627	$3,933,516
2.63%, 09/01/29 (Call 06/01/29)	5,858	5,217,769
3.60%, 07/01/30 (Call 04/01/30)	6,274	5,778,234
4.60%, 09/09/32 (Call 06/09/32)(a)	4,821	4,638,233
4.95%, 08/14/33 (Call 05/14/33)(a)	4,168	4,086,682
5.20%, 05/17/34 (Call 02/17/34)(a)	2,185	2,168,754
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	3,278	2,629,424
4.20%, 04/01/30 (Call 01/01/30)	3,320	3,145,660
4.70%, 06/15/32 (Call 03/15/32)(a)	5,245	5,026,906
Ross Stores Inc., 1.88%, 04/15/31
(Call 01/15/31)	3,474	2,817,059
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	4,645	3,978,161
2.55%, 11/15/30 (Call 08/15/30)(a)	7,554	6,468,993
3.00%, 02/14/32 (Call 11/14/31)(a)	6,182	5,320,387
4.80%, 02/15/33 (Call 11/15/32)(a)	3,258	3,162,498
4.90%, 02/15/31 (Call 12/15/30)(a)	3,125	3,076,996
5.00%, 02/15/34 (Call 11/15/33)	2,930	2,845,649
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	4,861	4,238,708
2.65%, 09/15/30 (Call 06/15/30)(a)	3,144	2,765,941
4.40%, 01/15/33 (Call 10/15/32)(a)	3,063	2,946,078
4.50%, 09/15/32 (Call 06/15/32)(a)	6,128	5,877,911
6.35%, 11/01/32(a)	785	849,897
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	3,427	2,746,837
3.88%, 04/15/30 (Call 01/15/30)(a)	3,308	3,120,271
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	4,329	3,486,299
5.25%, 05/15/33 (Call 02/15/33)(a)	4,690	4,645,684
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	2,030	1,809,778
3.25%, 07/08/29 (Call 04/08/29)(a)	760	709,828
4.00%, 04/15/30 (Call 02/15/30)(a)	3,041	2,934,759
4.10%, 04/15/33 (Call 01/15/33)(a)	8,865	8,401,146
4.15%, 09/09/32 (Call 06/09/32)(a)	7,520	7,225,465
7.55%, 02/15/30(a)	2,850	3,267,633
		307,344,230
Savings & Loans — 0.0%
Nationwide Building Society, 3.96%, 07/18/30
(Call 07/18/29),
(3-mo. LIBOR US + 1.855%)(b)(c)	5,311	4,895,667

Semiconductors — 2.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32
(Call 03/01/32)(a)	3,206	2,966,328
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	6,435	5,290,251
4.25%, 10/01/32 (Call 07/01/32)	200	188,805
5.05%, 04/01/34 (Call 01/01/34)	3,620	3,596,954
Applied Materials Inc., 1.75%, 06/01/30
(Call 03/01/30)	5,029	4,200,790
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	16,379	13,692,951
2.60%, 02/15/33 (Call 11/15/32)(b)	10,505	8,413,165
3.42%, 04/15/33 (Call 01/15/33)(b)	13,166	11,251,311
3.47%, 04/15/34 (Call 01/15/34)(a)(b)	16,560	13,956,277
4.15%, 11/15/30 (Call 08/15/30)	11,341	10,619,498
4.15%, 04/15/32 (Call 01/15/32)(b)	7,512	6,863,472

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.30%, 11/15/32 (Call 08/15/32)(a)	$11,849	$10,977,065
5.00%, 04/15/30 (Call 01/15/30)(a)	3,976	3,951,960
Foundry JV Holdco LLC
5.88%, 01/25/34 (Call 10/25/33)(b)	4,615	4,591,104
5.90%, 01/25/30 (Call 12/25/29)(a)(b)	2,375	2,407,316
6.15%, 01/25/32 (Call 11/25/31)(b)	4,205	4,285,231
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	7,718	6,253,511
2.45%,11/15/29(Call08/15/29)	12,189	10,640,523
3.90%, 03/25/30 (Call 12/25/29)	9,300	8,688,873
4.00%, 08/05/29 (Call 06/05/29)	2,940	2,799,235
4.00%, 12/15/32(a)	4,546	4,157,560
4.15%, 08/05/32 (Call 05/05/32)(a)	7,460	6,937,901
5.00%, 02/21/31 (Call 12/21/30)(a)	3,495	3,448,771
5.13%, 02/10/30 (Call 12/10/29)	7,808	7,797,360
5.15%, 02/21/34 (Call 11/21/33)	4,620	4,529,552
5.20%, 02/10/33 (Call 11/10/32)(a)	13,090	12,983,175
KLA Corp.
4.65%, 07/15/32 (Call 04/15/32)	6,102	5,912,765
4.70%, 02/01/34 (Call 11/01/33)	2,350	2,266,893
Lam Research Corp., 1.90%, 06/15/30
(Call 03/15/30)	5,098	4,273,171
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	5,020	4,298,033
5.95%, 09/15/33 (Call 06/15/33)(a)	3,990	4,093,980
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	8,582	7,079,431
4.66%, 02/15/30 (Call 11/15/29)(a)	5,130	4,952,322
5.30%, 01/15/31 (Call 11/15/30)	6,215	6,175,422
5.88%, 02/09/33 (Call 11/09/32)	4,605	4,714,585
5.88%, 09/15/33 (Call 06/15/33)(a)	5,337	5,467,036
6.75%, 11/01/29 (Call 09/01/29)	7,318	7,764,129
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	7,982	6,661,795
2.85%, 04/01/30 (Call 01/01/30)	9,228	8,320,885
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	6,602	5,512,889
2.65%, 02/15/32 (Call 11/15/31)(a)	6,208	5,133,427
3.40%, 05/01/30 (Call 02/01/30)	6,156	5,551,874
5.00%, 01/15/33 (Call 10/15/32)(a)	6,038	5,861,086
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	4,375	3,693,606
4.38%, 10/15/29 (Call 10/15/24)	5,258	4,912,167
Qualcomm Inc.
1.65%, 05/20/32 (Call 02/20/32)	7,437	5,803,240
2.15%, 05/20/30 (Call 02/20/30)	7,462	6,401,242
4.25%, 05/20/32 (Call 02/20/32)	3,315	3,148,810
5.40%, 05/20/33 (Call 02/20/33)(a)	3,975	4,099,609
SK Hynix Inc.
2.38%, 01/19/31(b)	5,318	4,376,921
6.50%, 01/17/33(a)(b)	4,965	5,227,410
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	3,194	2,671,922
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	4,563	3,821,481
1.90%, 09/15/31 (Call 06/15/31)(a)	2,385	1,964,861
2.25%, 09/04/29 (Call 06/04/29)	4,571	4,017,962
3.65%, 08/16/32 (Call 05/16/32)(a)	2,660	2,421,065
4.85%, 02/08/34 (Call 11/08/33)	2,550	2,509,727
4.90%, 03/14/33 (Call 12/14/32)	4,385	4,353,933

Security	Par (000)	Value

Semiconductors (continued)
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	$8,019	$6,770,523
4.25%, 04/22/32 (Call 01/22/32)(a)	5,325	5,117,053
TSMC Global Ltd.
1.38%, 09/28/30 (Call 06/28/30)(a)(b)	6,533	5,245,125
2.25%, 04/23/31 (Call 01/23/31)(b)	8,150	6,835,524
4.63%, 07/22/32 (Call 04/22/32)(b)	2,200	2,166,774
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,949	4,264,501
		359,352,118
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%,
05/01/30 (Call 02/01/30)	3,197	2,984,891

Software — 1.7%
Adobe Inc.
2.30%, 02/01/30 (Call 11/01/29)	8,171	7,104,253
4.95%, 04/04/34 (Call 01/04/34)	3,290	3,252,560
Atlassian Corp., 5.50%, 05/15/34
(Call 02/15/34)	2,240	2,220,584
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	6,542	5,362,819
2.85%, 01/15/30 (Call 10/15/29)	3,371	2,977,261
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	6,372	5,327,362
2.90%, 12/01/29 (Call 09/01/29)	4,825	4,257,735
Concentrix Corp., 6.85%, 08/02/33
(Call 05/02/33)(a)	4,123	4,041,794
Constellation Software Inc./Canada, 5.46%,
02/16/34 (Call 11/16/33)(a)(b)	1,655	1,645,956
Electronic Arts Inc., 1.85%, 02/15/31
(Call 11/15/30)(a)	4,693	3,796,951
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)(a)	395	330,765
5.10%, 07/15/32 (Call 04/15/32)(a)	4,628	4,568,795
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	6,284	5,427,443
3.50%, 07/01/29 (Call 04/01/29)	108	99,687
5.35%, 03/15/31 (Call 01/15/31)(a)	3,345	3,330,701
5.45%, 03/15/34 (Call 12/15/33)(a)	3,875	3,842,841
5.60%, 03/02/33 (Call 12/02/32)(a)	5,496	5,518,573
5.63%, 08/21/33 (Call 05/21/33)	7,210	7,248,955
Intuit Inc.
1.65%, 07/15/30 (Call 04/15/30)(a)	3,683	3,026,972
5.20%, 09/15/33 (Call 06/15/33)	7,051	7,038,982
Microsoft Corp., 1.35%, 09/15/30
(Call 06/15/30)(a)(b)	2,837	2,312,398
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	2,907	2,387,861
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	5,440	4,828,486
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	3,995	3,476,124
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	6,090	5,438,141
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	6,180	5,684,785
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	19,530	16,795,535
2.95%, 04/01/30 (Call 01/01/30)	19,468	17,193,446
3.25%, 05/15/30 (Call 02/15/30)(a)	3,239	2,916,908
4.65%, 05/06/30 (Call 03/06/30)(a)	4,649	4,526,205
4.90%, 02/06/33 (Call 11/06/32)	8,896	8,597,819
6.15%, 11/09/29 (Call 09/09/29)(a)	7,662	7,998,954
6.25%, 11/09/32 (Call 08/09/32)(a)	13,360	14,093,606

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	$6,513	$5,212,497
2.00%, 06/30/30 (Call 03/30/30)	3,799	3,158,607
2.95%, 09/15/29 (Call 06/15/29)	4,421	3,946,450
Salesforce Inc., 1.95%, 07/15/31
(Call 04/15/31)	9,521	7,791,474
ServiceNow Inc., 1.40%, 09/01/30
(Call 06/01/30)	9,716	7,820,914
Take-Two Interactive Software Inc., 4.00%,
04/14/32 (Call 01/14/32)	3,578	3,257,452
VMware LLC
2.20%, 08/15/31 (Call 05/15/31)	9,274	7,445,903
4.70%, 05/15/30 (Call 02/15/30)	4,759	4,573,999
Workday Inc., 3.80%, 04/01/32
(Call 01/01/32)(a)	8,000	7,188,652
		227,067,205
Telecommunications — 4.2%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	6,641	5,833,063
4.70%, 07/21/32 (Call 04/21/32)(a)	4,780	4,590,841
AT&T Inc.
2.25%, 02/01/32 (Call 11/01/31)	15,244	12,291,525
2.55%, 12/01/33 (Call 09/01/33)	22,270	17,567,852
2.75%, 06/01/31 (Call 03/01/31)	18,366	15,600,398
4.30%, 02/15/30 (Call 11/15/29)	18,971	18,082,413
5.40%, 02/15/34 (Call 11/15/33)	16,469	16,342,864
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (Call 02/11/33)(a)	5,200	5,061,496
5.20%, 02/15/34 (Call 11/15/33)(a)	4,385	4,272,600
Series US-5, 2.15%, 02/15/32
(Call 11/15/31)(a)	3,184	2,531,997
Bharti Airtel Ltd., 3.25%, 06/03/31
(Call 03/05/31)(a)(b)	1,855	1,620,814
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	6,709	6,070,126
9.63%, 12/15/30	16,068	19,526,384
Cisco Systems Inc.
4.95%, 02/26/31 (Call 12/26/30)	8,870	8,819,175
5.05%, 02/26/34 (Call 11/26/33)	15,615	15,516,690
Deutsche Telekom International Finance BV
8.75%, 06/15/30	21,172	24,689,963
9.25%, 06/01/32	3,305	4,102,321
Empresa Nacional de Telecomunicaciones SA,
3.05%, 09/14/32 (Call 06/14/32)(a)(b)	665	528,247
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	2,934	2,349,062
3.75%, 08/15/29 (Call 05/15/29)	3,130	2,912,367
Koninklijke KPN NV, 8.38%, 10/01/30(a)	4,222	4,847,715
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	5,825	4,850,915
2.75%, 05/24/31 (Call 02/24/31)	5,472	4,609,797
5.40%, 04/15/34 (Call 01/15/34)(a)	3,088	3,050,952
5.60%, 06/01/32 (Call 03/01/32)(a)	3,722	3,742,802
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	6,860	5,680,177
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	9,258	7,880,862
6.00%, 10/06/33 (Call 07/06/33)(a)(b)	4,985	5,228,597
NTT Finance Corp., 2.07%, 04/03/31
(Call 01/03/31)(b)	6,039	4,963,920
Ooredoo International Finance Ltd., 2.63%,
04/08/31(a)(b)	6,185	5,263,621

Security	Par (000)	Value

Telecommunications (continued)
Orange SA, 9.00%, 03/01/31	$14,986	$17,923,979
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)	11,822	10,492,586
5.30%, 02/15/34 (Call 11/15/33)(a)	7,650	7,460,428
Sprint Capital Corp., 8.75%, 03/15/32	12,181	14,559,864
Telefonica Europe BV, 8.25%, 09/15/30	8,141	9,194,473
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(Call 08/18/31)(b)	1,485	1,121,279
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	5,757	4,980,029
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	6,773	5,494,507
2.55%, 02/15/31 (Call 11/15/30)(a)	15,574	13,132,359
2.70%, 03/15/32 (Call 12/15/31)	6,077	5,052,670
2.88%, 02/15/31 (Call 02/15/26)	6,535	5,608,694
3.50%, 04/15/31 (Call 04/15/26)	14,728	13,098,235
3.88%, 04/15/30 (Call 01/15/30)	41,319	38,404,119
5.05%, 07/15/33 (Call 04/15/33)	15,395	14,989,814
5.15%, 04/15/34 (Call 01/15/34)(a)	6,690	6,552,209
5.20%, 01/15/33 (Call 10/15/32)	7,464	7,346,475
5.75%, 01/15/34 (Call 10/15/33)	4,925	5,041,796
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	7,147	5,785,915
1.68%, 10/30/30 (Call 07/30/30)	6,959	5,611,978
1.75%, 01/20/31 (Call 10/20/30)	13,345	10,721,582
2.36%, 03/15/32 (Call 12/15/31)	27,390	22,235,731
2.55%, 03/21/31 (Call 12/21/30)	21,707	18,301,589
3.15%, 03/22/30 (Call 12/22/29)	8,926	8,000,711
4.02%, 12/03/29 (Call 09/03/29)	23,562	22,234,578
4.50%, 08/10/33	9,511	8,920,823
5.05%, 05/09/33 (Call 02/09/33)(a)	11,703	11,515,029
6.40%, 09/15/33	3,250	3,540,343
7.75%, 12/01/30	3,509	3,987,809
Vodafone Group PLC
6.25%, 11/30/32(a)	3,305	3,493,815
7.88%, 02/15/30	7,297	8,236,557
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,850	3,226,263
3.38%, 04/29/30 (Call 01/29/30)(a)(b)	3,175	2,815,139
		557,510,934
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.90%, 11/19/29 (Call 08/19/29)	5,430	4,973,335
6.05%, 05/14/34 (Call 02/14/34)	2,125	2,117,496
		7,090,831
Transportation — 1.0%
AP Moller - Maersk A/S, 5.88%, 09/14/33
(Call 06/14/33)(b)	5,403	5,478,092
Burlington Northern Santa Fe LLC, 7.95%,
08/15/30(a)	1,360	1,564,268
Canadian National Railway Co.
3.85%, 08/05/32 (Call 05/05/32)	5,500	5,028,427
5.85%, 11/01/33 (Call 08/01/33)(a)	1,525	1,605,590
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	3,555	3,006,362
2.45%, 12/02/31 (Call 09/02/31)(a)	8,818	7,965,410
2.88%, 11/15/29 (Call 08/15/29)	3,043	2,713,957
5.75%, 03/15/33(a)	425	437,156
7.13%, 10/15/31(a)	1,942	2,160,330
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,482	3,021,409

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.10%, 11/15/32 (Call 08/15/32)	$6,323	$5,875,075
5.20%, 11/15/33 (Call 08/15/33)	4,460	4,450,302
Empresa de Transporte de Pasajeros Metro SA,
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	3,150	2,856,056
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	6,648	5,581,650
3.10%, 08/05/29 (Call 05/05/29)	3,155	2,864,813
4.25%, 05/15/30 (Call 02/15/30)(a)	5,379	5,147,202
4.90%, 01/15/34(a)	1,452	1,405,394
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	3,271	2,732,256
2.55%, 11/01/29 (Call 08/01/29)	3,291	2,885,781
3.00%, 03/15/32 (Call 12/15/31)(a)	3,538	3,030,708
4.45%, 03/01/33 (Call 12/01/32)	3,663	3,454,942
5.05%, 08/01/30 (Call 06/01/30)(a)	3,795	3,774,284
5.55%, 03/15/34 (Call 12/15/33)(a)	3,300	3,351,782
7.25%, 02/15/31	260	286,630
Ryder System Inc., 6.60%, 12/01/33
(Call 09/01/33)(a)	2,975	3,169,575
TTX Co., 5.75%, 11/22/33 (Call 08/22/33)(a)(b)	1,745	1,819,743
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	6,173	5,217,236
2.40%, 02/05/30 (Call 11/05/29)	5,503	4,785,076
2.80%, 02/14/32 (Call 12/15/31)	7,410	6,342,753
4.50%, 01/20/33 (Call 10/20/32)(a)	6,005	5,746,887
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	2,758	2,448,735
4.45%, 04/01/30 (Call 01/01/30)	4,970	4,841,907
4.88%, 03/03/33 (Call 12/03/32)(a)	5,928	5,817,921
5.15%, 05/22/34 (Call 02/22/34)	4,900	4,877,061
United Parcel Service of America Inc., 7.62%,
04/01/30(a)(e)	1,661	1,864,466
Walmart Inc., 1.80%, 09/22/31
(Call 06/22/31)(a)	11,518	9,428,319
		137,037,555
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	2,287	1,808,997
3.50%, 06/01/32 (Call 03/01/32)(a)	2,566	2,216,115
4.00%, 06/30/30 (Call 03/30/30)	2,928	2,702,678
4.90%, 03/15/33 (Call 12/15/32)	1,972	1,870,474
5.45%, 09/15/33 (Call 06/15/33)(a)	2,495	2,445,833
6.05%, 03/15/34 (Call 12/15/33)	741	752,953
6.90%, 05/01/34 (Call 02/01/34)	100	108,301
Penske Truck Leasing Co. LP/PTL
Finance Corp.
3.35%, 11/01/29 (Call 08/01/29)(b)	2,167	1,948,400
6.20%, 06/15/30 (Call 04/15/30)(a)(b)	3,555	3,682,436
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34 (Call 01/03/34)(a)(b)	4,655	4,553,256
5.70%, 07/25/33 (Call 04/25/33)(b)	6,123	6,065,594
		28,155,037
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	3,855	3,191,955
2.80%, 05/01/30 (Call 02/01/30)	3,710	3,245,143
4.45%, 06/01/32 (Call 03/01/32)(a)	5,000	4,754,672
5.15%, 03/01/34 (Call 12/01/33)	3,130	3,089,250

Security	Par (000)	Value

Water (continued)
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(a)	$3,343	$2,739,913
2.70%, 04/15/30 (Call 01/15/30)(a)	2,794	2,398,342
5.38%, 01/15/34 (Call 10/15/33)(a)	2,245	2,190,101
		21,609,376

Total Corporate Bonds & Notes — 98.0%
(Cost: $13,978,645,764)		13,071,287,638

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp., 2.00%, 07/13/31(b)	3,185	2,584,065
Korea Housing Finance Corp., 4.63%,
02/24/33(a)(b)	2,705	2,583,068
Korea National Oil Corp.
2.38%, 04/07/31(b)	1,900	1,590,465
2.63%, 04/18/32(b)	3,270	2,713,776
		9,471,374

Total Foreign Government Obligations — 0.1%
(Cost: $10,467,021)		9,471,374

Total Long-Term Investments — 98.1%
(Cost: $13,989,112,785)		13,080,759,012

	Shares

Short-Term Securities

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(g)(h)(i)	1,269,064,061	1,269,444,781
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(g)(h)	126,470,000	126,470,000

Total Short-Term Securities — 10.5%
(Cost: $1,395,485,549)		1,395,914,781

Total Investments — 108.6%
(Cost: $15,384,598,334)		14,476,673,793

Liabilities in Excess of Other Assets — (8.6)%		(1,142,750,208)

Net Assets — 100.0%		$13,333,923,585

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,731,797,820	$—		$(462,080,435	)(a)	$(76,334)	$(196,270)	$1,269,444,781	1,269,064,061	$1,197,307	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	58,470,000	68,000,000	(a)	—		—	—	126,470,000	126,470,000	1,291,527		—
						$(76,334)	$(196,270)	$1,395,914,781		$2,488,834		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$13,071,287,638	$—	$13,071,287,638
Foreign Government Obligations	—	9,471,374	—	9,471,374
Short-Term Securities
Money Market Funds	1,395,914,781	—	—	1,395,914,781
	$1,395,914,781	$13,080,759,012	$—	$14,476,673,793

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company